SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

Pre-Effective Amendment No.                                           [ ]

Post-Effective Amendment No.                                          [ ]

AXP INVESTMENT SERIES, INC.
IDS Tower 10
Minneapolis, MN  55440-0010

Leslie L. Ogg
901 S. Marquette Avenue, Suite 2810
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of the Registration Statement.

Title of Securities Being Registered:              Common Stock

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine. It is proposed that this filing will become effective on April 12, 2000.

STRATEGIST MUTUAL FUND GROUP

-------------------------------------------------------------------------------
                   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
-------------------------------------------------------------------------------

                             To be held May 9, 2000

- Strategist Growth Fund, Inc.                       - Strategist Income Fund, Inc.
- Strategist Growth Fund                             - Strategist Government Income Fund
- Strategist Growth Trends Fund                      - Strategist High Yield Fund
- Strategist Special Growth Fund                     - Strategist Quality Income Fund
- Strategist Growth and Income Fund, Inc.            - Strategist World Fund, Inc.
- Strategist Balanced Fund                           - Strategist Emerging Markets Fund
- Strategist Equity Fund                             - Strategist World Growth Fund
- Strategist Equity Income Fund                      - Strategist World Income Fund
- Strategist Total Return Fund                       - Strategist World Technologies Fund
                                                     - Strategist Tax-Free Income Fund, Inc.
                                                     - Strategist Tax-Free High Yield Fund

Your Fund will hold a special shareholders' meeting at 2:00 p.m. on May 9, 2000, at the IDS Tower, 80 South Eighth Street, Minneapolis, MN, in Conference Room A on the 27th floor. This will be a joint meeting for all of the Funds listed above. At the meeting, shareholders will consider the following:

o A proposal to approve an Agreement and Plan of Reorganization between the Strategist Fund and the corresponding AXP Fund investing in the same master fund. Under this Agreement, the Strategist Fund will transfer all of its assets to the AXP Fund in exchange for Class A shares of the AXP Fund. These shares will be distributed proportionately to you and the other shareholders of the Strategist Fund. The AXP Fund will assume the Strategist Fund's liabilities. The Board of Directors recommends that you vote FOR the proposal.

o    Any other business that may come before the meeting.

Please take a few minutes to read the proxy statement. It discusses the proposal in more detail. If you were a shareholder on April 5, 2000, you may vote at the meeting or any adjournment of the meeting. We hope you can attend the meeting. For those of you who cannot attend, please complete and return the enclosed proxy card. If you have questions, please call 1-800-___-____. This proxy statement was first mailed to shareholders the week of April 14, 2000.

                                                                April 14, 2000

--------------------------------------------------------------------------------
                       COMBINED PROXY STATEMENT/PROSPECTUS
--------------------------------------------------------------------------------

                              Dated April 14, 2000

This document is a proxy statement for each of the Strategist Funds and a prospectus for the corresponding AXP Fund as shown in the table below. It contains the information you should know before voting on the proposed reorganization of the Strategist Fund into the corresponding AXP Fund (the "Reorganization"). Please read it carefully and keep it for future reference. The table shows the investment objective for each Strategist Fund and corresponding AXP Fund. The address of the Strategist Fund is IDS Tower 10, Minneapolis, Minnesota 55440-0010. The address of the AXP Fund is 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268.

                      Fund Names and Investment Objectives
---------------------------- -------------------------- -----------------------------------------------------
     Strategist Fund                AXP Fund                          Investment Objective
---------------------------- -------------------------- -----------------------------------------------------
---------------------------- -------------------------- -----------------------------------------------------
Strategist Balanced          AXP Mutual                 Balance of growth of capital and current income.
---------------------------- -------------------------- -----------------------------------------------------
---------------------------- -------------------------- -----------------------------------------------------
Strategist Emerging Markets  AXP Emerging Markets       Long-term capital growth.
---------------------------- -------------------------- -----------------------------------------------------
---------------------------- -------------------------- -----------------------------------------------------
Strategist Equity            AXP Stock                  Current income and growth of capital.
---------------------------- -------------------------- -----------------------------------------------------
---------------------------- -------------------------- -----------------------------------------------------
Strategist Equity Income     AXP Diversified            High level of current income.  Secondary goal is
                             Equity Income              steady growth of capital.
---------------------------- -------------------------- -----------------------------------------------------
---------------------------- -------------------------- -----------------------------------------------------
Strategist Government        AXP Federal Income         High level of current income and safety
Income                                                  of  principal consistent with investment in U.S.
                                                        government and government agency securities.
---------------------------- -------------------------- -----------------------------------------------------
---------------------------- -------------------------- -----------------------------------------------------
Strategist Growth            AXP Growth                 Long-term capital growth.
---------------------------- -------------------------- -----------------------------------------------------
---------------------------- -------------------------- -----------------------------------------------------
Strategist Growth Trends     AXP New Dimensions         Long-term growth of capital.
---------------------------- -------------------------- -----------------------------------------------------
---------------------------- -------------------------- -----------------------------------------------------
Strategist High Yield        AXP Extra Income           High current income.  Secondary goal is capital
                                                        growth.
---------------------------- -------------------------- -----------------------------------------------------
---------------------------- -------------------------- -----------------------------------------------------
Strategist  Quality  Income  AXP Selective              Current  income and  preservation  of
capital.
---------------------------- -------------------------- -----------------------------------------------------
---------------------------- -------------------------- -----------------------------------------------------
Strategist Special Growth    AXP Research               Long-term capital growth.
                             Opportunities
---------------------------- -------------------------- -----------------------------------------------------
---------------------------- -------------------------- -----------------------------------------------------
Strategist Tax-Free High     AXP High Yield             High yield  generally exempt from federal
Yield                        Tax-Exempt                 income taxes.
---------------------------- -------------------------- -----------------------------------------------------
---------------------------- -------------------------- -----------------------------------------------------
Strategist Total Return      AXP Managed Allocation     Maximum total return through a combination of
                                                        growth of capital and current income.
---------------------------- -------------------------- -----------------------------------------------------
---------------------------- -------------------------- -----------------------------------------------------
Strategist World Growth      AXP Global Growth          Long-term capital growth.
---------------------------- -------------------------- -----------------------------------------------------
---------------------------- -------------------------- -----------------------------------------------------
Strategist World Income      AXP Global Bond            High total return through income and growth of
                                                        capital.
---------------------------- -------------------------- -----------------------------------------------------
---------------------------- -------------------------- -----------------------------------------------------
Strategist World             AXP Innovations            Long-term capital growth.
Technologies
---------------------------- -------------------------- -----------------------------------------------------

How the Reorganization Will Work

o    The  Strategist  Fund will transfer all of its assets to the  corresponding
     AXP  Fund.  The  AXP  Fund  will  assume  the   Strategist   Fund's  stated
     liabilities.

o The AXP Fund will issue Class A shares to the Strategist Fund in an amount equal to the value of the assets it receives, less the liabilities it assumes. These Class A shares will be distributed to the Strategist Fund's shareholders in proportion to their holdings in the Strategist Fund. You will not pay any sales charge in connection with this distribution of shares.

Please note that the AXP Fund is not a bank deposit, is not federally insured, is not endorsed by any bank or government agency and is not guaranteed to achieve its goal.

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                     Where to Get More Information
------------------------------------------------------- -----------------------------------------------------
The AXP Fund's most recent prospectus and annual        In the same envelope as this proxy
report.                                                 statement/prospectus.
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
The AXP Fund's most recent  statement of  additional    Incorporated  by reference into this proxy
information   and   semi-annual   report  to            statement/prospectus. For a copy at no charge,
shareholders (if a semi-annual report has been          call  toll-free  1-800-___-___  or write to the
issued subsequent  to the most recent annual report).   address below.
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
The Strategist Fund's most recent prospectus.           Incorporated by reference into this proxy
                                                        statement/prospectus.  For a copy at no charge,
                                                        call toll-free 1-800-___-____ or write to the
                                                        address below.
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
The Strategist  Fund's most recent annual report and    Incorporated by reference into this proxy
semi-annual report to shareholders (if a semi-annual    statement/prospectus.  For a copy at no charge,
report has been issued subsequent to the the most       call toll-free 1-800-___-____ or write to the
recent annual report).                                  address below.
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Statement of additional information dated the same      Incorporated by reference into this proxy
date as this proxy statement/prospectus.  This          statement/prospectus. For a copy at no charge,
document contains information about both the            call toll-free 1-800-___-____ or write to the
Strategist Fund and the AXP Fund.                       address below.
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
To ask questions about this proxy                       Call toll-free 1-800-___-____ or
statement/prospectus.                                   write to:
------------------------------------------------------- -----------------------------------------------------

                                TABLE OF CONTENTS

                                                                         Page
A.  Summary
o        How the Reorganization Will Work                                  __
o        Comparison of the Strategist Fund and the AXP Fund                __
o        Tax Consequences                                                  __
o        Risk Factors                                                      __

B.  Fees and Expenses                                                      __

C.  The Reorganization
o        Terms of the Reorganization                                       __
o        Conditions to Closing the Reorganization                          __
o        Termination of the Agreement                                      __
o        Tax Status of the Reorganization                                  __
o        Reasons for the Proposed Reorganization
         and Board Deliberations                                           __
o        Boards' Determination
                                                                           --

D.  Information Concerning the Meeting
o        Recommendation and Vote Required                                  __
o        Voting                                                            __
o        Revoking your Proxy                                               __
o        Simultaneous Meetings                                             __
o        Solicitation of Proxies                                           __
o        Dissenters' Right of Appraisal                                    __
o        Other Business                                                    __
o        Adjournment                                                       __

E.       Capitalization and Ownership of Fund Shares
o        Capitalization                                                    __
o        Ownership of Fund Shares                                          __

F.  Experts                                                                __

G.  Additional Information About the Funds' Businesses                     __

Exhibits
1.   Agreement and Plan of Reorganization between                          __
     the Strategist Fund and the AXP Fund.

2.   Minnesota Business Corporation Act Sections                           __
     302A.471 and 302A.473.

3.   Most recent AXP Fund prospectus and annual report.                    __

                                   A. SUMMARY

This proxy statement/prospectus is being used by the Board of Directors (the "Board") of the Strategist Fund to solicit proxies to vote at a special meeting of shareholders. The purpose of the meeting is to consider a proposal to approve an Agreement and Plan of Reorganization (the "Agreement") providing for the Reorganization of the Strategist Fund into the corresponding AXP Fund invested in the same master fund.

The following is a summary. More complete information appears later in this proxy statement/prospectus. You should read the entire proxy statement/prospectus and the exhibits because they contain details that are not in the summary. The materials in the statement of additional information dated the same date as this proxy statement/prospectus for the Strategist Fund and the AXP Fund are incorporated by reference into this proxy statement/prospectus.

How the Reorganization Will Work.

o    The  Strategist  Fund will transfer all of its assets to the  corresponding
     AXP  Fund.  The  AXP  Fund  will  assume  the   Strategist   Fund's  stated
     liabilities.

o The AXP Fund will issue Class A shares to the Strategist Fund in an amount equal to the value of the assets it receives, less the liabilities it assumes. These Class A shares will be distributed to the Strategist Fund's shareholders in proportion to their holdings in the Strategist Fund.

o Neither the Strategist Fund nor the shareholders of the Strategist Fund will pay any sales charge in connection with the Reorganization.

o After the Reorganization is completed, Strategist shareholders will be shareholders of Class A shares of the corresponding AXP Fund. The Strategist Fund will be deregistered as a mutual fund and terminated under state law.

                                   Table A-1.
                Comparison of the Strategist Fund to the AXP Fund
------------------------------------- ----------------------------------- -----------------------------------
                                              Strategist Fund                        AXP Fund
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
General                               A series of capital stock of        A series of capital stock of
                                      an open-end management              an open-end management
                                      investment company organized        investment company organized
                                      as a Minnesota corporation.         as a Minnesota corporation.
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Investment Structure                  A feeder fund investing all of      A feeder fund investing all of
                                      its assets in a master fund.        its assets in a master fund.
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Investment Adviser                    American Express Financial          AEFC is the investment adviser
                                      Corporation ("AEFC") is the         for the master fund.
                                      investment adviser for the
                                      master fund.
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- -----------------------------------------------------------------------
Investment Objectives, Policies,      Identical for both Funds.
Investment Strategies, Risks and
Restrictions
------------------------------------- -----------------------------------------------------------------------
------------------------------------- -----------------------------------------------------------------------
Pricing                               Each Fund  calculates  its net asset value
                                      per share at the close of  trading  on the
                                      New  York  Stock   Exchange  (the  "NYSE")
                                      (normally  3:00 p.m.  Central  Time)  each
                                      business day.
------------------------------------- -----------------------------------------------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Classes of Shares                     One class of shares, offered        Three classes of shares. Only
                                      without a sales charge.             Class A shares are being
                                      Effective October 4, 1999 the       offered to Strategist Fund
                                      Strategist Fund discontinued a      shareholders in this proxy
                                      0.25% 12b-1 fee.                    statement/prospectus.
                                                                          o Class A has a 5% front-end sales
                                                                            charge and a 0.25% 12b-1 fee.*
                                                                          o Class B has a contingent deferred
                                                                            sales charge of 5% declining to
                                                                            0% over 6 years and a 1% 12-b1 fee.
                                                                          o Class Y is offered only to institutional
                                                                            investors with no sales charge and a
                                                                            0.10% service fee.

                                                                          *No sales charge will be charged as part
                                                                           of the Reorganization. On subsequent
                                                                           purchases, the 5% sales charge will
                                                                           be waived for former Strategist
                                                                           shareholders.
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Buying and Selling Shares             Strategist Fund shares are no       Investors may purchase and
                                      longer available for new            redeem shares directly,
                                      investment.  Existing               through their American Express
                                      shareholders may make add-on        financial advisor or through
                                      purchases to existing accounts.     other authorized
                                                                          broker-dealers or third
                                                                          parties.
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Minimum Investment Amounts            Initial:  No new investments        Initial:  $2,000*
                                      allowed                             Subsequent: $100
                                      Subsequent: $100 for existing
                                      investors                           *The AXP Fund will waive the
                                                                           minimum investment amount for any
                                                                           Strategist Fund account that,
                                                                           after the Reorganization, contains
                                                                           less than $2,000.
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Exchanges                             Permitted only between              Class A shares of the AXP Fund
                                      existing accounts.                  may be exchanged for Class A
                                                                          shares of 38 other AXP Funds.
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Voting Rights                         No cumulative voting rights         Cumulative voting rights when
                                      when voting on the election of      voting on the election of
                                      directors.                          directors.
------------------------------------- ----------------------------------- -----------------------------------

Tax Consequences. The Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Strategist Fund and the AXP Fund receive a satisfactory opinion from the law firm of Ropes & Gray, substantially to that effect.

Risk Factors. Because both the Strategist Fund and the AXP Fund invest in the same master fund and are subject to the same investment objectives, investment strategies and restrictions, the risks of an investment in the AXP Fund are identical to the risks of an investment in the Strategist Fund. Risk factors are described in more detail in the enclosed AXP Fund prospectus under the heading "Risks".

                              B. FEES AND EXPENSES

The following table describes the fees and expenses that you pay if you buy and hold shares of the Strategist Fund or Class A shares of the AXP Fund. The table also shows pro forma expenses of Class A shares of the AXP Fund assuming the proposed Reorganization had been effective during the most recent fiscal year.

                                   Table B-1.
                       Actual and Pro Forma Fund Expenses
                         For the Most Recent Fiscal Year
-------------------------- ------------------ ---------------------------------------------------------------
                            Shareholder
                             Fees (fees
         Fund              paid directly                      Annual Operating Expensesa
                             from your               (expenses that are deducted from Fund assets)
                            investment)               (as a percent of average daily net assets)
-------------------------- ------------------ ---------------------------------------------------------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
                           Maximum sales       Management       Distribution      Other
                               charge             feesb         (12b-1) feesc     expensesd       Totale
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
Strategist Balanced              0%               0.48%             0.25%           2.41%         3.14%
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Mutual-Class A               5%               0.46%             0.25%           0.19%         0.90%
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Mutual-Class A               *                0.46%             0.25%           0.19%         0.90%
Pro Forma
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------

-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
Strategist Emerging              0%               1.10%             0.25%           4.82%         6.17%
Markets
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Emerging                     5%               1.10%             0.25%           0.76%         2.11%
Markets-Class A
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Emerging                                      1.10%             0.25%           0.76%         2.11%
Markets-Class A                  *
Pro Forma
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------

-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
Strategist Equity                0%               0.48%             0.25%           1.42%         2.15%
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Stock-Class A                5%               0.48%             0.25%           0.15%         0.88%
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Stock-Class A                *                0.48%             0.25%           0.15%         0.88%
Pro Forma
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------

-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
Strategist Equity Income         0%               0.49%             0.25%           2.88%         3.62%
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Diversified Equity           5%               0.49%             0.25%           0.22%         0.96%
Income-
Class A
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Diversified Equity                            0.49%             0.25%           0.22%         0.96%
Income-                          *
Class A Pro Forma
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------

-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
Strategist Government            0%               0.50%             0.25%           0.66%         1.41%
Income
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Federal Income-              5%               0.50%             0.25%           0.23%         0.98%
Class A
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Federal Income-              *                0.50%             0.25%           0.23%         0.98%
Class A Pro Forma
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------

-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
Strategist Growth                0%               0.52%             0.25%           0.26%         1.03%
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Growth-Class A               5%               0.53%             0.25%           0.19%         0.97%
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Growth-Class A               *                0.53%             0.25%           0.19%         0.97%
Pro Forma
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------

-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
Strategist Growth Trends         0%               0.53%             0.25%           0.17%         0.95%
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP New Dimensions -             5%               0.53%             0.25%           0.15%         0.93%
Class A
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP New Dimensions -                              0.53%             0.25%           0.15%         0.93%
Class A                          *
Pro Forma
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------

-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
Strategist High Yield            0%               0.56%             0.25%           1.04%         1.85%
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Extra Income-                5%               0.56%             0.25%           0.20%         1.01%
Class A
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Extra Income-                *                0.56%             0.25%           0.20%         1.01%
Class A Pro Forma
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------

-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
Strategist Quality Income        0%               0.52%             0.25%           2.81%         3.58%
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Selective-                   5%               0.51%             0.25%           0.22%         0.98%
Class A
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Selective-                   *                0.51%             0.25%           0.22%         0.98%
Class A Pro Forma
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------

-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
Strategist Special Growth        0%               0.64%             0.25%           1.38%         2.27%
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Research                     5%               0.63%             0.25%           0.33%         1.21%
Opportunities-
Class A
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Research                                      0.63%             0.25%           0.33%         1.21%
Opportunities-                   *
Class A Pro Forma
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------

-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
Strategist Tax-Free High         0%               0.45%             0.25%           2.55%         3.25%
Yield
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP High Yield                   5%               0.44%             0.25%           0.11%         0.80%
Tax-Exempt-Class A
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP High Yield                                    0.44%             0.25%           0.11%         0.80%
Tax-Exempt-Class A               *
Pro Forma
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------

-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
Strategist Total Return          0%               0.44%             0.25%           0.62%         1.31%
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Managed                      5%               0.43%             0.25%           0.21%         0.89%
Allocation-Class A
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Managed                                       0.43%             0.25%           0.21%         0.89%
Allocation-Class A               *
Pro Forma
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------

-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
Strategist World Growth          0%               0.75%             0.25%           1.85%         2.85%
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Global Growth-Class A        5%               0.74%             0.25%           0.32%         1.31%
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Global Growth-Class          *                0.74%             0.25%           0.32%         1.31%
A Pro Forma
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------

-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
Strategist World Income          0%               0.75%             0.25%           2.46%         3.46%
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Global Bond-Class A          5%               0.74%             0.25%           0.28%         1.27%
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Global Bond-Class A          *                0.74%             0.25%           0.28%         1.27%
Pro Forma
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------

-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
Strategist World                 0%               0.72%             0.25%           2.24%         3.21%
Technologies
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Innovations-Class A          5%               0.72%             0.25%           0.15%         1.12%
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
AXP Innovations-Class A          *                0.72%             0.25%           0.15%         1.12%
Pro Forma
-------------------------- ------------------ ----------------- ----------------- -------------- ------------
*The 5% sales charge will be waived for former Strategist shareholders.
a  For all Funds, operating expenses include expenses charged by both the Fund and the master fund. Expenses are based on actual expenses for the last fiscal year, restated to reflect current fees.
b  The management fee is paid by the master fund and is allocated  between the
   Strategist  Fund and the AXP Fund based on assets. For some Funds, the chart shows a slight  difference  between the management fee for the Strategist
   Fund and the management fee for the AXP Fund. This difference is due to rounding.
c  Effective  October 4, 1999 the 0.25%  distribution fee was discontinued for the Strategist Fund.
d  Other expenses include an administrative services fee, a transfer  agency fee and other  nonadvisory  expenses.
e  For the Strategist  Fund, AEFC and the Fund's  distributor  have agreed to waive certain fees and to absorb  certain  other  Fund  expenses  until the end of the  Fund's current  fiscal year.  The  agreement  may be  terminated at any time after that date.  Under the  agreement,  total  expenses will not exceed 0.95% for Tax-Free High  Yield;  1.10% for  Government  Income and
   Quality  Income;  1.20% for High Yield; 1.25% for Balanced,  Equity and
   Equity Income;  1.30% for Growth,  Growth Trends and Total Return;  1.35% for
   World Income and World  Technologies;  1.40% for Special Growth;  1.75% for
   World Growth; and 2.20% for Emerging Markets. For the most recent fiscal year,  actual total expenses with fee waivers and expense reimbursement  were
   0.95% for Tax-Free High Yield;  1.09% for Government Income, 1.09% for
   Quality Income,  1.19% for High Yield;  0.98% for Balanced;  1.25% for
   Equity;  1.25% for Equity  Income;  1.03% for Growth;  0.95% for Growth
   Trends; 1.22% for Total Return;  1.35% for World Income,  1.47% for World
   Technologies; 1.39%  for  Special  Growth;  1.71%  for World  Growth;  and
   2.20% for  Emerging Markets.


Example: This example is intended to help you compare the cost of investing in the Fund with the cost investing in other mutual funds. Assume you invest $10,000 and the Fund earns a 5% return. The operating expenses remain the same each year. If you hold your shares until the end of the year shown, the following table shows your costs under the current arrangements and your costs if the proposed reorganization had been in effect. The numbers for the AXP Fund reflect the costs that would be incurred if a shareholder paid $500 in sales charge to purchase Class A shares. You will not incur that cost since the sales charge will be waived for former Strategist Fund shareholders.

-------------------------------------- ---------------- ---------------- ---------------- ----------------
               Fund                       1 year          3 years          5 years          10 years
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
Strategist Balanced                        $317             $969            $1,645           $3,451
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Mutual-Class A                         $587             $773             $974            $1,557
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Mutual-Class A Pro Forma               $587             $773             $974            $1,557
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------

-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
Strategist Emerging Markets                $613            $1,819           $2,996           $5,823
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Emerging Markets-Class A               $703            $1,128           $1,578           $2,824
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Emerging Markets-Class A Pro           $703            $1,128           $1,578           $2,824
Forma
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------

-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
Strategist Equity                          $218             $673            $1,155           $2,487
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Stock-Class A                          $585             $767             $964            $1,534
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Stock-Class A Pro Forma                $585             $767             $964            $1,534
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------

-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
Strategist Equity Income                   $365            $1,109           $1,874           $3,882
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Diversified Equity Income- Class       $593             $791            $1,005           $1,623
A
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Diversified Equity Income- Class       $593             $791            $1,005           $1,623
A Pro Forma
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------

-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
Strategist Government Income               $144             $447             $772            $1,696
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Federal Income-Class A                 $595             $797            $1,015           $1,646
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Federal Income-Class A                 $595             $797            $1,015           $1,646
Pro Forma
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------

-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
Strategist Growth                          $105             $328             $570            $1,264
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Growth-Class A                         $594             $794            $1,010           $1,634
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Growth-Class A Pro Forma               $594             $794            $1,010           $1,634
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------

-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
Strategist Growth Trends                   $97              $303             $526            $1,171
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP New Dimensions-Class A                 $590             $782             $990            $1,590
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP New Dimensions-Class A Pro Forma       $590             $782             $990            $1,590
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------

-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
Strategist High Yield                      $188             $582            $1,002           $2,174
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Extra Income-Class A                   $598             $806            $1,031           $1,679
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Extra Income-Class A                   $598             $806            $1,031           $1,679
Pro Forma
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------

-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
Strategist Quality Income                  $361            $1,097           $1,855           $3,847
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Selective-Class A                      $595             $797            $1,015           $1,646
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Selective-Class A                      $595             $797            $1,015           $1,646
Pro Forma
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------

-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
Strategist Special Growth                  $230             $710            $1,216           $2,610
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Research Opportunities-                $617             $865            $1,133           $1,897
Class A
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Research Opportunities-                $617             $865            $1,133           $1,897
Class A Pro Forma
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------

-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
Strategist Tax-Free High Yield             $328            $1,001           $1,698           $3,552
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP High Yield Tax-Exempt-Class A          $578             $743             $923            $1,444
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP High Yield Tax-Exempt-Class A          $578             $743             $923            $1,444
Pro Forma
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------

-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
Strategist Total Return                    $133             $415             $719            $1,584
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Managed Allocation-                    $586             $770             $969            $1,545
Class A
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Managed Allocation-                    $586             $770             $969            $1,545
Class A Pro Forma
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------

-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
Strategist World Growth                    $288             $883            $1,504           $3,179
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Global Growth-Class A                  $627             $895            $1,183           $2,005
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Global Growth-Class A                  $627             $895            $1,183           $2,005
Pro Forma
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------

-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
Strategist World Income                    $349            $1,062           $1,798           $3,740
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Global Bond-Class A                    $623             $883            $1,163           $1,962
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Global Bond-Class A                    $623             $883            $1,163           $1,962
Pro Forma
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------

-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
Strategist World Technologies              $324             $989            $1,679           $3,515
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Innovations-Class A                    $608             $838            $1,087           $1,800
-------------------------------------- ---------------- ---------------- ---------------- ----------------
-------------------------------------- ---------------- ---------------- ---------------- ----------------
AXP Innovations-Class A                    $608             $838            $1,087           $1,800
Pro Forma
-------------------------------------- ---------------- ---------------- ---------------- ----------------

                              C. THE REORGANIZATION

Terms of the Reorganization. The Board has approved the Agreement, a copy of which is attached as Exhibit 1. The Agreement provides for Reorganization on the following terms:

o The Reorganization is scheduled to occur on the first day that the NYSE is open for business following shareholder approval and receipt of any necessary regulatory approvals, but may occur on any later date agreed to by the Funds.

o The Strategist Fund will transfer all of its assets to the AXP Fund and, in exchange, the AXP Fund will assume the Strategist Fund's stated liabilities and issue Class A shares.

o The AXP Fund will issue Class A shares to the Strategist Fund in an amount equal to the value of the assets received by the AXP Fund, less the liabilities assumed by the AXP Fund in the transaction. These shares will immediately be distributed by the Strategist Fund to its shareholders in proportion to their holdings in the Strategist Fund. As a result, shareholders of the Strategist Fund will become Class A shareholders of the AXP Fund.

o Neither the Strategist Fund nor the shareholders of the Strategist Fund will pay any sales charge in connection with the Reorganization.

o The net asset value of both Funds will be computed as of 3:00 p.m. Central time, on the closing date.

o After the Reorganization, the Strategist Fund will be deregistered as a mutual fund and terminated under state law.

Conditions to Closing the Reorganization. The completion of the Reorganization is subject to certain conditions described in the Agreement, including:

o The Strategist Fund will have declared and paid a dividend that will distribute all of the Fund's taxable income, if any, to the shareholders of the Strategist Fund for the taxable years ending at or prior to the closing.

o The Funds will have received any approvals, consents or exemptions from the SEC or any regulatory body necessary to carry out the Reorganization.

o A registration statement on Form N-14 will have been filed with the SEC and declared effective for each of the Funds.

o    The shareholders of the Strategist Funds will have approved the Agreement.

o The Funds will have received an opinion of tax counsel that the proposed Reorganization will be tax-free for each Fund and its shareholders.

Termination of the Agreement. The Agreement and the transactions contemplated by it may be terminated and abandoned by resolutions of the Board of the Strategist Fund or the AXP Fund at any time prior to closing. In the event of a termination, there will be no liability for damages on the part of either the Strategist Fund or the AXP Fund or the directors, officers or shareholders of either Fund.

Tax Status of the Reorganization. The Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Strategist Fund and the AXP Fund receive a satisfactory opinion from the law firm of Ropes & Gray, substantially to the effect that:

o The transfer of the Strategist Fund's assets to the AXP Fund in exchange for Class A shares of the AXP Fund and the assumption of the Strategist Fund's liabilities, followed by the distribution of those shares to the Strategist Fund's shareholders and the termination of the Strategist Fund will be a "reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986 (the "Code"), and the Strategist Fund and the corresponding AXP Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

o No gain or loss will be recognized by the Strategist Fund upon the transfer of all of its assets to the AXP Fund or on the distribution by the Strategist Fund of Class A shares of the AXP Fund to Strategist Fund shareholders.

o No gain or loss will be recognized by the AXP Fund upon the receipt of the Strategist Fund's assets solely in exchange for the issuance of the AXP Fund's Class A shares to the Strategist Fund and the assumption of all of the Strategist Fund's liabilities by the AXP Fund.

o The basis of the assets of the Strategist Fund acquired by the AXP Fund will be, in each instance, the same as the basis of those assets in the hands of the Strategist Fund immediately before the transfer.

o The tax holding period of the assets of the Strategist Fund in the hands of the AXP Fund will include the Strategist Fund's tax holding period for those assets.

o The shareholders of the Strategist Fund will not recognize gain or loss upon the exchange of all their shares of the Strategist Fund solely for the AXP Fund Class A shares as part of the Reorganization.

o The basis of the Class A shares of the AXP Fund received by the Strategist Fund shareholders in the Reorganization will be the same as the basis of the shares of the Strategist Fund surrendered in exchange.

o The tax holding period of the Class A shares of the AXP Fund received by the Strategist Fund shareholders will include, for each shareholder, the tax holding period of the shares of the Strategist Fund surrendered in exchange, provided that the Class A shares of the AXP Fund were held as capital assets on the date of the exchange.

Reasons for the Proposed Reorganization and Board Deliberations. The Board believes that the proposed Reorganization will be advantageous to the Strategist Fund shareholders for several reasons. The Board considered the following matters, among others, in approving the Reorganization.

o    Terms and Conditions of the Reorganization.  The Board considered the terms
     and  conditions  of  the   Reorganization  as  described  in  the  previous
     paragraphs.

o    Tax  Consequences.   The  Board  considered  the  tax-free  nature  of  the
     Reorganization.

o Continuity of Investment. The Board took into account the fact that, following the Reorganization, shareholders of the Strategist Funds will be invested in a fund holding an identical investment securities portfolio, with identical investment objectives, policies, and restrictions.

o Continued No-Load Purchases. The Board took into account that shareholders of the Strategist Fund will be able to make future purchases of shares of the AXP Fund on a no-load basis.

o Expense Ratios. Following the Reorganization, the expense ratio for the AXP Fund is expected to be lower than the expense ratio of the Strategist Fund. The Reorganization is expected to eliminate or reduce costs associated with maintaining separate funds, including costs of separate audits, printing costs and blue sky fees. The Strategist Fund has been unable to attract sufficient assets to operate effectively without significant expense subsidization. Since commencement of operations, AEFC has been waiving a portion of its fees. AEFC has committed to continue capping fees through the end of the 2000 fiscal year for the Strategist Fund, although waivers can be discontinued at any time after that. AEFC does not expect to waive fees indefinitely and, without continued fee waivers or growth in assets, the Strategist Fund's expense ratios would likely exceed those of many other funds with similar investment objectives. This could have an adverse impact on the Strategist Fund's performance. As a result, it is possible that the Strategist Fund's asset base will decline and the Strategist Fund's expense ratio will rise even higher as fixed costs are spread over a shrinking asset base.

     The AXP Fund, on the other hand, has achieved viable size. Certain fixed shareholder expenses (such as accounting fees, printing costs and blue sky expenses) are expected to be lower for the AXP fund than they would be for the Strategist Fund if AEFC discontinued waiving fees. Thus, Strategist Fund shareholders will experience lower per share fixed costs by holding AXP Fund shares than they would if they continued to hold shares in the Strategist Fund. Expense ratios for each of the Funds for the last fiscal year are shown under the heading "Fees and Expenses".

o Potential Benefits to AEFC and its Affiliates. The Board also considered the potential benefits from the Reorganization that could be realized by AEFC and its affiliates. The Board recognized that the potential benefits to AEFC consist principally of the elimination of expenses incurred in duplicative efforts to administer two separate funds. AEFC also will benefit to the extent it no longer waives its fees. The Board also noted, however, that shareholders of the Strategist Funds will benefit directly from any decrease in overall operating ratios resulting from the proposed Reorganization.

o Costs. The Board considered the fact that AEFC has agreed to bear the costs of effecting the Reorganization.

o Alternative Solutions. The Board determined that the Reorganization provided greater benefits to shareholders than other options, such as the liquidation of the Strategist Fund. Liquidating the Strategist Fund would require most shareholders, subject to federal income taxation, to recognize either gains or losses in the current tax year when many shareholders might prefer to defer those gains or losses. Another alternative, a voluntary exchange into the corresponding AXP Fund, generally also would require shareholders to recognize a gain or loss for tax purposes. The Reorganization, on the other hand, is expected to be achieved on a tax-free basis resulting in a deferral of any gain or loss for federal income tax purposes. Any shareholder who does not want to participate in the Reorganization may redeem shares and receive similar federal income tax treatment as if the Strategist Fund was liquidated.

Boards' Determination. After considering the factors described above and other relevant information, at a meeting held on March 10, 2000, the Strategist Fund Board members, including a majority of the Independent Directors, found that participation in the Reorganization is in the best interests of the Strategist Fund and that the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization. The Independent Directors were advised, in their deliberations, by special counsel as to their fiduciary duties under state law and the Investment Company Act of 1940 Act (the "1940 Act"), and met separately on a number of occasions with counsel prior to approving the Reorganization. In addition, AEFC agreed that, following the Reorganization, it will provide the Independent Directors with the same level of indemnification for their actions as directors of the Fund as is currently provided by the Fund.

The Board of Directors of the AXP Fund approved the Agreement at a meeting held on March 8-9, 2000. The Board members considered the terms of the Agreement, the provisions intended to avoid the dilution of shareholder interests and the anticipated tax consequences of the Reorganization. The Board found that participation in the Reorganization is in the best interests of the AXP Fund and that the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization.

                      D. INFORMATION CONCERNING THE MEETING

Recommendation and Vote Required. The Board recommends that shareholders approve the proposed Agreement. The Agreement must be approved by a majority of the Fund's shares voted at the meeting. If the Agreement is not approved, the Board will consider what further action should be taken.

Voting. Each share is entitled to one vote. For those of you who cannot come to the meeting, the Board is asking permission to vote for you. The shares will be voted as you instruct. Signed proxy cards returned without instructions will be voted in favor of the proposal.

All votes count toward a quorum, regardless of how they are voted (For, Against or Abstain). Broker non-votes will be counted toward a quorum but not toward the approval of the proposal. Broker non-votes are shares for which the underlying owner has not voted and the broker holding the shares does not have authority to vote.

Revoking Your Proxy. If your plans change and you can attend the meeting, simply inform the Secretary at the meeting that you will be voting your shares in person. Also, if you change your mind after you vote, you may change your vote or revoke it by writing us or by sending another card.

Simultaneous Meetings. The meeting of your Fund will be held simultaneously with meetings of the other funds in the Strategist Fund Group. If any shareholder objects to the holding of simultaneous meetings, the shareholder may move for an adjournment of his or her Fund's meeting to a time immediately after the simultaneous meetings so that a meeting of that Fund may be held separately. If a shareholder makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment.

Solicitation of Proxies. The Board is asking for your vote and for you to vote as promptly as possible. AEFC will pay the expenses for the proxy material and the postage. Supplementary solicitations may be made by mail, telephone, electronic means or personal contact. The expenses of supplementary solicitation will be paid by AEFC.

Dissenters' Right of Appraisal. Under Sections 302A.471 and 302A.473 of the Minnesota Business Corporation Act, Strategist Fund shareholders are entitled to assert dissenters' rights in connection with the Reorganization and obtain payment of the "fair value" of their shares, provided that they comply with the requirements of Minnesota law. A copy of the relevant provisions is attached as
Exhibit 2.

Notwithstanding the provisions of Minnesota law, the SEC has taken the position that use of state appraisal procedures by a mutual fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. This rule states that no mutual fund may redeem its shares other than at net asset value next computed after receipt of a request for redemption. It is the SEC's position that Rule 22c-1 supersedes appraisal provisions in state statutes.

In the interest of ensuring equal valuation for all shareholders, dissenters' rights will be determined in accordance with the SEC's interpretation. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the Strategist Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

Other Business. The Board does not know at this time of any other business to come before the meetings. If something does come up, the proxies will use their best judgment to vote for you on the matter.

Adjournment. In the event that not enough votes in favor of the proposal are received by the time scheduled for the meeting, the persons named as proxies may move for one or more adjournments of the meeting for a period of not more than 120 days in the aggregate to allow further solicitation of shareholders on the proposal. Any adjournment requires the affirmative vote of a majority of the shares present at the meeting. The persons named as proxies will vote in favor of adjournment those shares they are entitled to vote that have voted in favor of the proposals. They will vote against any adjournment those shares that have voted against any of the proposals. AEFC will pay the costs of any additional solicitation and of any adjourned meeting.

                 E. CAPITALIZATION AND OWNERSHIP OF FUND SHARES

Capitalization. The following table shows the capitalization of the Strategist Fund and the AXP Fund as of January 31, 2000 and on a pro forma basis, assuming the proposed Reorganization had taken place.

                                   Table E-1.
                                 Capitalization
------------------------------------- ----------------------- -------------------- --------------------------
                                                                Net Asset Value
              Fund                          Net Assets             Per Share          Shares Outstanding
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
Strategist Balanced                         $1,161,281              $14.78                  78,578
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Mutual-Class A                        $3,012,986,456            $12.27                245,634,554
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Mutual-Class A Pro Forma              $3,014,147,737            $12.27                245,729,198
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------

------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
Strategist Emerging Markets                  $815,184                $5.42                  150,403
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Emerging Markets-Class A               $329,822,025              $6.45                51,139,182
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Emerging Markets-Class A Pro           $330,637,209              $6.45                51,265,567
Forma
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------

------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
Strategist Equity                           $1,273,705              $32.90                  38,709
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Stock-Class A                         $3,408,874,216            $26.50                128,621,349
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Stock-Class A Pro Forma               $3,410,147,921            $26.50                128,669,413
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------

------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
Strategist Equity Income                    $1,002,884               $9.67                  103,702
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Diversified Equity Income-            $1,951,227,943             $8.75                223,041,700
Class A
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Diversified Equity Income-            $1,952,230,827             $8.75                223,156,315
Class A Pro Forma
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------

------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
Strategist Government Income                 $835,317                $4.55                  183,446
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Federal Income-Class A                $1,419,320,623             $4.68                303,584,319
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Federal Income-Class A                $1,420,155,940             $4.68                303,762,806
Pro Forma
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------

------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
Strategist Growth                          $28,361,926              $54.90                  516,577
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Growth-Class A                        $5,733,020,508            $49.82                115,085,341
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Growth-Class A Pro Forma              $5,761,382,434            $49.82                115,654,629
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------

------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
Strategist Growth Trends                   $28,693,898              $36.66                  782,767
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP New Dimensions-Class A               $16,494,860,954            $34.61                476,591,186
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP New Dimensions-Class A Pro Forma     $16,523,554,852            $34.61                477,420,250
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------

------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
Strategist High Yield                       $1,689,670               $3.74                  451,314
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Extra Income-Class A                  $2,529,230,005             $3.76                673,106,022
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Extra Income-Class A                  $2,530,919,675             $3.76                673,555,402
Pro Forma
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------

------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
Strategist Quality Income                    $733,042                $8.63                  84,963
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Selective-Class A                     $1,028,262,835             $8.41                122,242,342
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Selective-Class A                    $1,028,995, 877             $8.41                122,329,505
Pro Forma
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------

------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
Strategist Special Growth                   $1,947,464               $6.00                  324,691
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Research Opportunities-                $554,851,318              $7.61                72,874,413
Class A
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Research Opportunities-                $556,798,782              $7.61                73,130,322
Class A Pro Forma
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------

------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
Strategist Tax-Free High Yield               $781,834                $4.18                  186,884
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP High Yield Tax-Exempt-Class A         $4,862,848,676             $4.23               1,148,909,444
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP High Yield Tax-Exempt-Class A         $4,863,630,510             $4.23               1,149,094,275
Pro Forma
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------

------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
Strategist Total Return                      $865,292               $12.69                  68,208
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Managed Allocation-                   $1,920,005,783            $10.18                188,587,426
Class A
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Managed Allocation-                   $1,920,871,075            $10.18                188,672,425
Class A Pro Forma
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------

------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
Strategist World Growth                     $1,046,605              $10.80                  96,912
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Global Growth-Class A                 $1,474,282,006             $9.71                151,891,801
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Global Growth-Class A                 $1,475,328,611             $9.71                151,999,587
Pro Forma
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------

------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
Strategist World Income                      $598,838                $5.57                  107,505
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Global Bond-Class A                    $521,627,535              $5.58                93,541,364
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Global Bond-Class A                    $522,226,373              $5.58                93,648,683
Pro Forma
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------

------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
Strategist World Technologies               $1,812,915              $16.74                  108,321
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Innovations-Class A                    $12,025,199              $16.80                  715,673
------------------------------------- ----------------------- -------------------- --------------------------
------------------------------------- ----------------------- -------------------- --------------------------
AXP Innovations-Class A                    $13,838,034              $16.80                  823,585
Pro Forma
------------------------------------- ----------------------- -------------------- --------------------------

Ownership  of  Fund  Shares.   The  following  table  provides   information  on
shareholders who owned more than 5% of any Fund's outstanding shares as of January 31, 2000. As of that date, AEFC or its parent company, American Express Company, held more than 25% of the outstanding shares of each of the Strategist Funds. Under the 1940 Act, any person who owns more than 25% of the voting securities of a company is presumed to "control" the company. Under this definition, as shown below, AEFC and American Express are deemed to be controlling persons of the Strategist Funds. As of January 31, 2000, officers and directors of each of the Funds as a group owned less than 1% of the outstanding shares of each of the Funds.

                                   Table E-2.
                            Ownership of Fund Shares*
------------------------- ---------------- ------------------ ------------------ -------------------------
                                                                                  Percent of AXP Class A
                                           Number of Shares      Percent of       Shares Held Following
          Fund               5% Owners           Held            Shares Held        the Reorganization
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
Strategist Balanced          AEFC (1)           52,033              66.2%                 0.03%
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
AXP Mutual                     None               ---                ---                   ---
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------

------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
Strategist Emerging            AEFC             120,595             80.2%                 0.20%
Markets
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
AXP Emerging Markets           None               ---                ---                   ---
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------

------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
Strategist Equity              AEFC             28,661              74.0%                 3.13%
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
AXP Stock                      None               ---                ---                   ---
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------

------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
Strategist Equity Income       AEFC             82,394              79.5%                 0.04%
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
AXP Diversified Equity         None               ---                ---                   ---
Income
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------

------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
Strategist Government          AEFC             133,558             72.8%                 0.04%
Income                          (2)             17,265              9.4%                    **
                                (3)             10,895              5.9%                    **
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
AXP Federal Income             None               ---                ---                   ---
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------

------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
Strategist Growth               (4)             402,401             77.9%                 0.38%
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
AXP Growth                     None               ---                ---                   ---
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------

------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
Strategist Growth Trends        (4)             621,855             79.5%                 0.14%
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
AXP New Dimensions             None               ---                ---                   ---
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------

------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
Strategist High Yield          AEFC             163,798             36.3%                 0.02%
                                (5)             123,529             27.4%                 0.02%
                                (6)             103,667             23.0%                 0.01%
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
AXP Extra Income               None               ---                ---                   ---
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------

------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
Strategist Quality             AEFC             70,160              84.0%                 0.06%
Income                          (7)              5,303              6.2%                    **
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
AXP Selective                  None               ---                ---                   ---
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------

------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
Strategist Special             AEFC             163,702             50.4%                 0.18%
Growth
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
AXP Research                   None               ---                ---                   ---
Opportunities
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------


------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
Strategist Tax-Free            AEFC             141,173             75.5%                 0.01%
High Yield                      (8)             16,723              9.0%                    **
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
AXP High Yield                 None               ---                ---                   ---
Tax-Exempt
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------

------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
Strategist Total Return        AEFC             58,061              85.1%                 0.04%
                                (9)              6,530              9.6%                    **
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
AXP Managed Allocation         None               ---                ---                   ---
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------

------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
Strategist World Growth        AEFC             80,173              82.7%                 0.06%
                               (10)              6,185              6.4%
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
AXP Global Growth              None               ---                ---                   ---
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------

------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
Strategist World Income        AEFC             101,305             94.2%                 0.11%
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
AXP Global Bond                None               ---                ---                   ---
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------

------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
Strategist World               AEFC             108,321             100%                   100%
Technologies
------------------------- ---------------- ------------------ ------------------ -------------------------
------------------------- ---------------- ------------------ ------------------ -------------------------
AXP Innovations                AEFC             759,090             100%                   100%
------------------------- ---------------- ------------------ ------------------ -------------------------
*For the AXP Fund, 5% ownership is shown for Class A shares.
**Less than 0.01%

(1) AEFC, a Delaware corporation, is located at IDS Tower 10, Minneapolis, MN 55440-0010.
(2)  Norrine F. Baggett, 326 East Southfield Road, Shreveport, LA 71105.
(3)  Nadia Hamidian, 22 68th Street, Guttenberg, NJ 07093.
(4) American Express Company, a Delaware corporation, the parent company of AEFC, is located at American Express Tower, World Financial Center, New York, NY 10285.
(5) American Latvian Association in the US, Inc., 400 Hurley Ave., Rockville, MD 20850.
(6)  Latvijas  Brivibas Fonds LTD, 400 Hurley Ave.,  Rockville,  MD 20850.
(7)  Barbara B. Ismel, 328 West 86th No. 2C, New York, NY 10024.
(8)  John L. and Rosana L.  Warren,  4971 Little Cub Creek Road,  Evergreen,  CO
     80439.
(9) Peter L. Rowe and Fredda Rosenblatt, 6887 Palm Grove Court, West Palm Beach, FL 33418.
(10) William J. and Frances M. Russell, 1443 Creekside Court, Vienna, VA 22182.

                                   F. EXPERTS

The audited financial statements for the Strategist Fund and the AXP Fund incorporated in this proxy statement/prospectus by reference or included in the Statement of Additional Information, have been audited by KPMG LLP, independent auditors for the Funds, whose reports are included in the annual report. The financial statements have been incorporated in this document in reliance on KPMG's reports given on their authority as experts in auditing and accounting matters.

              G. ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in each Fund's prospectus you can find additional information about the business of the Fund.

                                   Table G-1.
                             Additional Information
------------------------------------- -----------------------------------------------------------------------
                                                             Heading in Prospectus
------------------------------------- -----------------------------------------------------------------------

------------------------------------- ----------------------------------- -----------------------------------
       Type of Information                    Strategist Fund                        AXP Fund
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Investment objective                  Goal                                Goal
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Principal investment strategies       Investment Strategy                 Investment Strategy
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Principal risks                       Risks                               Risks
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Fee table                             Fees and Expenses                   Fees and Expenses
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Management                            Management                          Management
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Fund share price                      Valuing Fund Shares                 Valuing Fund Shares
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Buying and selling fund shares        Purchasing Shares;                  Purchasing Shares;
                                      Exchanging/Selling Shares           Exchanging/Selling Shares
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Distributions and taxes               Distributions and Taxes             Distributions and Taxes
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Financial highlights                  Financial Highlights                Financial Highlights
------------------------------------- ----------------------------------- -----------------------------------

Each Fund is subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C., the Midwest Regional Office of the SEC at 500 West Madison Street, Suite 400, Chicago, Illinois 60611, and the Northeast Regional Office of the SEC at 7 World Trade Center, Suite 1300, New York, New York 10048. Copies of these materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. In addition, copies of these documents may be viewed on-line or downloaded from the SEC's website at http://www.sec.gov.

                                                                       Exhibit 1

                                     Form of
                      Agreement and Plan of Reorganization

This Agreement and Plan of Reorganization dated as of March 10, 2000 (the "Agreement") is between Strategist Growth and Income Fund, Inc. (the "Strategist Corporation"), a Minnesota corporation, on behalf of Strategist Balanced Fund (the "Acquired Fund"), a series of capital stock of the Strategist Corporation, and AXP Investment Series, Inc. (the "AXP Corporation"), a Minnesota corporation, on behalf of AXP Mutual (the "Acquiring Fund"), a series of capital stock of the AXP Corporation. The Acquired Fund and the Acquiring Fund are feeder funds investing in a single master trust.

In consideration of the mutual promises, the parties agree as follows:

1.   Shareholder Approval

     The Acquired Fund will call a meeting of its shareholders for the purpose of approving the Agreement and the transactions it contemplates (the
     "Reorganization"). The Acquiring Fund agrees to furnish data and information, as reasonably requested, for the proxy statement to be furnished to shareholders of the Acquired Fund.

2.   Reorganization

     a. Plan of Reorganization. At the closing, the Strategist Corporation will convey all of the assets of the Acquired Fund to the Acquiring Fund. The Acquiring Fund will assume all liabilities of the Acquired Fund, reflected on an unaudited statement of assets and liabilities, as of the Closing. At the Closing, the AXP Corporation will deliver Class A shares of the Acquiring Fund, including fractional shares, to the Strategist Corporation. The number of shares will be determined by dividing the value of the net assets of the Acquired Fund, computed as described in paragraph 3(a), by the net asset value of one share of the Acquiring Fund, computed as described in paragraph 3(b). The Acquired Fund will not pay a sales charge on the receipt of Acquiring Fund shares in exchange for the assets of the Acquired Fund. In addition, the shareholders of the Acquired Fund will not pay a sales charge on distribution to them of Class A shares of the Acquiring Fund.

     b. Closing and Effective Time of the Reorganization. The Reorganization and all related acts necessary to complete the Reorganization (the "Closing") will occur on the first day on which the New York Stock Exchange (the "NYSE") is open for business following approval of shareholders of the Acquired Fund and receipt of all necessary regulatory approvals, or such later date as the parties may agree.


3.   Valuation of Net Assets

     a. The value of the net assets of the Acquired Fund will be computed as of the close of regular trading on the NYSE on the day of Closing (the "Valuation Date") using the valuation procedures in the Acquiring Fund's prospectus.

     b. The net asset value per share of Class A shares of the Acquiring Fund will be determined as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures in the Acquiring Fund's prospectus.

     c. At the Closing, the Acquired Fund will provide the Acquiring Fund with a copy of the computation showing the valuation of the Acquired Fund's net assets on the Valuation Date. The Acquiring Fund will provide the Acquired Fund with a copy of the computation showing the determination of the net asset value per share of Class A shares of the Acquiring Fund on the Valuation Date. Both computations will be certified by an officer of American Express Financial Corporation.

4.   Liquidation and Dissolution of the Acquired Fund

     a. As soon as practicable after the Valuation Date, the Strategist Corporation will liquidate the Acquired Fund and distribute Class A shares of the Acquiring Fund to the Acquired Fund's shareholders of record. The Acquiring Fund will establish shareholder accounts in the names of each Acquired Fund shareholder, representing the respective pro rata number of full and fractional shares of the Acquiring Fund due to each shareholder. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Strategist Corporation. Shareholder accounts will be established by the Acquiring Fund or its transfer agent in accordance with instructions from the Strategist Corporation.

     b. Immediately after the Valuation Date, the share transfer books of the Strategist Corporation relating to the Acquired Fund will be closed and no further transfer of shares will be made.

     c. Promptly after the distribution, the Acquiring Fund or its transfer agent will notify each shareholder of the Acquired Fund of the number of Class A shares distributed to the shareholder and confirm the registration in the shareholder's name.

     d. As promptly as practicable after the liquidation of the Acquired Fund, and in no event later than twelve months from the date of the Closing, the Acquired Fund will be dissolved.

5. Representations, Warranties and Covenants of the AXP Corporation on behalf of the Acquiring Fund

     The AXP Corporation represents and warrants to the Strategist Corporation as follows:

     a. Organization, Existence, etc. The AXP Corporation is a corporation duly organized, validly existing and in good standing under the laws of the State of Minnesota and has the power to carry on its business as it is now being conducted.

     b. Registration as Investment Company. The Acquiring Fund is a series of the AXP Corporation, registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company.

     c. Capitalization. The Acquiring Fund has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share. All of the outstanding shares have been duly authorized and are validly issued, fully paid and non-assessable. Since the Acquiring Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

     d. Financial Statements. The audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Acquiring Fund Financial Statements"), fairly present the financial position of the Acquiring Fund, and the results of its operations and changes in its net assets for the periods shown.

     e. Shares to be Issued Upon Reorganization. The shares to be issued in connection with the Reorganization will be duly authorized and, at the time of the Closing, will be validly issued, fully paid and non-assessable.

     f. Authority Relative to the Agreement. The AXP Corporation has the power to enter into and carry out the obligations described in this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors and no other proceedings by the AXP Corporation or the Acquiring Fund are necessary.

     g. No Violation. The AXP Corporation is not in violation of its Articles of Incorporation or By-Laws (the "Articles") or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which the Acquiring Fund is subject. Nor will the transactions result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to the Acquiring Fund.

     h. Liabilities. There are no liabilities of the Acquiring Fund other than:

     o    liabilities disclosed in the Acquiring Fund Financial Statements

     o liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or

     o liabilities previously disclosed to the Strategist Corporation, none of which has been materially adverse to the business, assets or results of operation of the Acquiring Fund.

     i. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Acquiring Fund, threatened, that would materially and adversely affect the Acquiring Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and is not a party to or subject to the provisions of any order, decree or judgment.

     j. Contracts. Except for contracts and agreements previously disclosed to the Strategist Corporation, the Acquiring Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

     k. Taxes. The federal tax returns of the Acquiring Fund have been filed for all taxable years since commencement of its operations. The Acquiring Fund has qualified and will qualify as a regulated investment company under the Internal Revenue Code with respect to each taxable year since commencement of its operations.

     l. Registration Statement. The Acquiring Fund will file a registration statement on Form N-14 (the "Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 (the "1933 Act") relating to the shares to be issued in the Reorganization. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting and at the Closing, the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, none of the representations and warranties in this subsection apply to statements in, or omissions from, the Registration Statement made in reliance on information furnished by the Strategist Corporation for use in the Registration Statement.

6. Representations, Warranties and Covenants of the Strategist Corporation on behalf of the Acquired Fund

     The Strategist Corporation represents and warrants to the AXP Corporation as follows:

     a. Organization, Existence, etc. The Strategist Corporation is a corporation duly organized, validly existing and in good standing under the laws of the State of Minnesota and has the power to carry on its business as it is now being conducted.

     b. Registration as Investment Company. The Acquired Fund is a series of the Strategist Corporation, registered under the 1940 Act as an open-end, management investment company.

     c. Capitalization. The Acquired Fund has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share. All of the outstanding shares have been duly authorized and are validly issued, fully paid and non-assessable. Since the Acquired Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

     d. Financial Statements. The audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any, (the "Acquired Fund Financial Statements") fairly present the financial position of the Acquired Fund, and the results of its operations and changes in its net assets for the periods shown.

     e. Authority Relative to the Agreement. The Strategist Corporation has the power to enter into and to carry out its obligations under this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors and no other proceedings by the Strategist Corporation or the Acquired Fund are necessary.

     f. No Violation. The Strategist Corporation is not in violation of its Articles or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with or constitute a breach of, any material contract to which the Acquired Fund is subject. Nor will the transactions result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to the Acquired Fund.

     g. Liabilities. There are no liabilities of the Acquired Fund other than:

     o    liabilities disclosed in the Acquired Fund Financial Statements

     o liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or

     o liabilities previously disclosed to the AXP Corporation, none of which has been materially adverse to the business, assets or results of operation of the Acquired Fund.

     h. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Acquired Fund, threatened, that would materially and adversely affect the Acquired Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and is not a party to or subject to the provisions of any order, decree or judgment.

     i. Contracts. Except for contracts and agreements previously disclosed to the AXP Corporation, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

     j. Taxes. The federal tax returns of the Acquired Fund have been filed for all taxable years since commencement of its operations. The Acquired Fund has qualified and will qualify as a regulated investment company under the Internal Revenue Code with respect to each taxable year since commencement of its operations.

     k. Fund Securities. All securities listed in the schedule of investments of the Acquired Fund as of the Closing will be owned by the Acquired Fund free and clear of any encumbrances, except as indicated in the schedule.

     l. Registration Statement. The Acquired Fund will cooperate with the Acquiring Fund and will furnish information relating to the Strategist Corporation and the Acquired Fund required in the Registration Statement. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting and at the Closing, the Registration Statement, as it relates to the Strategist Corporation or the Acquired Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, the representations and warranties in this subsection apply only to statements in or omissions from the Registration Statement made in reliance upon information furnished by the Strategist Corporation for use in the Registration Statement.

7.   Conditions to Obligations of the AXP Corporation

      The obligations of the AXP Corporation with respect to the Reorganization are subject to the satisfaction of the following conditions:

     a. Shareholder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the outstanding shares of common stock of the Acquired Fund.

     b. Representations, Warranties and Agreements. The Strategist Corporation and the Acquired Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Strategist Corporation will provide a certificate to the AXP Corporation confirming that, as of the Closing, the representations and warranties set forth in
     Section 6 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the Acquired Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Strategist Corporation, and delivered to the AXP Corporation on or prior to the last business day before the Closing.

     c. Regulatory Approvals.

     o The Registration Statement referred to in Section 5(l) will be effective and no stop orders under the 1933 Act will have been issued.

     o All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

     d. Tax Opinion. The AXP Corporation will have received the opinion of Ropes & Gray dated as of the Closing, as to the federal income tax consequences of the Reorganization to the Acquiring Fund and its shareholders. For purposes of rendering their opinion, Ropes & Gray may rely, as to factual matters, upon the statements made in this Agreement, the proxy statement which will be distributed to the shareholders of the Acquired Fund, and other written representations as an officer of the Strategist Corporation and the AXP Corporation, respectively will have verified as of Closing. The opinion of Ropes & Gray will be to the effect that: (i) neither the Acquired Fund nor the Acquiring Fund will recognize any gain or loss upon the transfer of the assets of the Acquired Fund to, and assumption of its liabilities by, the Acquiring Fund in exchange for shares of the Acquiring Fund and upon the distribution of the shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund; (ii) the shareholders of the Acquired Fund who receive shares of the Acquiring Fund in the Reorganization will not recognize any gain or loss on the exchange of their shares of the Acquired Fund for the shares of the Acquiring Fund;
     (iii) the holding period and the basis of the shares received by the Acquired Fund shareholders will be the same as the holding period and the basis of the shares of the Acquired Fund surrendered in the exchange; (iv) the holding period and the basis of the assets acquired by the Acquiring Fund will be the same as the holding period and the basis of the assets to the Acquired Fund immediately prior to the Reorganization.

     e. Opinion of Counsel. The AXP Corporation will have received an opinion of counsel for the Acquired Fund, dated as of the Closing, to the effect that:
     (i) the Strategist Corporation is a corporation duly organized and validly existing under the laws of the state of Minnesota; (ii) the Acquired Fund is a series of the Strategist Corporation, an open-end investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization have been duly authorized and approved by all requisite action of the Strategist Corporation and the Acquired Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the Acquired Fund.

     f. Declaration of Dividend. The Strategist Corporation will have declared a dividend with respect to the Acquired Fund which, together with all previous dividends, will have the effect of distributing to the Acquired Fund's shareholders all of the Acquired Fund's investment company taxable income for the taxable years ending on or prior to the Closing (computed without regard to deduction for dividends paid) and all of its net capital gain realized in taxable years ending on or prior to the Closing (after reduction for capital loss carry forward).

8.   Conditions to Obligations of the Strategist Corporation

     The  obligations  of  the  Strategist   Corporation  with  respect  to  the
     Reorganization are subject to the satisfaction of the following conditions:

     a. Shareholder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the outstanding shares of common stock of the Acquired Fund.

     b. Representations, Warranties and Agreements. The Acquiring Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the AXP Corporation will provide a certificate to the
     Strategist Corporation confirming that, as of the Closing, the representations and warranties set forth in Section 5 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the Acquiring Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the AXP Corporation, and delivered to the Strategist Corporation on or prior to the last business day before the Closing.

c.   Regulatory Approvals.

     o The Registration Statement referred to in Section 5(l) will be effective and no stop orders under the 1933 Act will have been issued.

     o All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

     d. Tax Opinion. The Strategist Corporation will have received the opinion of Ropes & Gray dated as of the Closing, as to the federal income tax consequences of the Reorganization to the Acquired Fund and its
     shareholders. For purposes of rendering their opinion, Ropes & Gray may rely, as to factual matters, upon the statements made in this Agreement, the proxy statement which will be distributed to the shareholders of the Acquired Fund, and other written representations as an officer of the Strategist Corporation and the AXP Corporation, respectively will have verified as of Closing. The opinion of Ropes & Gray will be to the effect that: (i) neither the Acquired Fund nor the Acquiring Fund will recognize any gain or loss upon the transfer of the assets of the Acquired Fund to, and assumption of its liabilities by, the Acquiring Fund in exchange for shares of the Acquiring Fund and upon the distribution of the shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund; (ii) the shareholders of the Acquired Fund who receive shares of the Acquiring Fund in the Reorganization will not recognize any gain or loss on the exchange of their shares of the Acquired Fund for the shares of the Acquiring Fund; (iii) the holding period and the basis of the shares received by the Acquired Fund shareholders will be the same as the holding period and the basis of the shares of the Acquired Fund surrendered in the exchange; (iv) the holding period and the basis of the assets acquired by the Acquiring Fund will be the same as the holding period and the basis of the assets to the Acquired Fund immediately prior to the Reorganization.

     e. Opinion of Counsel. The Strategist Corporation will have received the opinion of counsel for the Acquiring Fund, dated as of the Closing, to the effect that: (i) the AXP Corporation is a corporation duly organized and validly existing under the laws of the state of Minnesota; (ii) the Acquiring Fund is a series of the AXP Corporation, an open-end investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization have been authorized and approved by all requisite action of the AXP Corporation and the Acquiring Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the AXP Corporation; and (iv) the shares to be issued in the Reorganization are duly authorized and upon issuance in accordance with this Agreement will be validly issued, fully paid and non-assessable shares of the Acquiring Fund.

9.   Amendment;   Termination;   Non-Survival   of  Covenants,   Warranties  and
     Representations

     a. This Agreement may be amended in writing if authorized by the respective Boards of Directors. The Agreement may be amended at any time before or after approval by the shareholders of the Acquired Fund, but after shareholder approval, no amendment shall be made that substantially changes the terms of paragraphs 2 or 3.

     b. At any time prior to the Closing, any of the parties may waive in writing (i) any inaccuracies in the representations and warranties made to it and (ii) compliance with any of the covenants or conditions made for its benefit.

     c. The Strategist Corporation may terminate this Agreement at any time prior to the Closing by notice to the AXP Corporation if a material condition to its performance or a material covenant of the AXP Corporation is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the AXP Corporation and is not cured.

     d. The AXP Corporation may terminate this Agreement at any time prior to the Closing by notice to the Strategist Corporation if a material condition to its performance or a material covenant of the Strategist Corporation is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the Strategist Corporation and is not cured.

     e. This Agreement may be terminated by any party at any time prior to the Closing, whether before or after approval by the shareholders of the Acquired Fund, without any liability on the part of either party or its respective directors, officers, or shareholders, on written notice to the other party, and shall be terminated without liability as of the close of business on December 31, 2000, or a later date agreed upon by the parties, if the Closing is not on or prior to that date.

     f.  The  representations,   warranties  and  covenants  contained  in  this
     Agreement, or in any document delivered in connection with this Agreement, will survive the Reorganization.


10.  Expenses

     The expenses of the reorganization, whether or not the Reorganization is completed, will be borne by American Express Financial Corporation.

11.  General

     a. Headings. The headings contained in this Agreement are for reference purposes only and will not affect the meaning or interpretation of this Agreement. Nothing in this Agreement is intended to confer upon any other person any rights or remedies by reason of this Agreement.

     b. Governing Law. This Agreement will be governed by the laws of the state of Minnesota.

12.  Indemnification

     Each party will indemnify and hold the other and its officers and directors (each an "Indemnitee") harmless from and against any liability or other cost and expense, in connection with the defense or disposition of any action, suit, or other proceeding, before any court or administrative or investigative body in which the Indemnitee may be involved as a party, with respect to actions taken under this Agreement. However, no Indemnitee will be indemnified against any liability or expense arising by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Indemnitee's position.


IN WITNESS WHEREOF, each of the parties has caused this Agreement to be signed.

Strategist Growth and Income Fund, Inc.
         on behalf of Strategist Balanced Fund




By /s/ James A. Mitchell
       James A. Mitchell
       President


AXP Investment Series, Inc.
         on behalf of AXP Mutual




By /s/ Leslie L. Ogg
       Leslie L. Ogg
       Vice President



The undersigned is a party to this Agreement for the purposes of Sections 3c and 10 only.

American Express Financial Corporation




By /s/ Pamela J. Moret
       Pamela J. Moret
       Senior Vice President

                                                                       Exhibit 2

                       Minnesota Business Corporation Act
                         Sections 302A.471 and 302A.473

Minnesota law requires that we provide you with a copy of the state law on dissenters' rights. Notwithstanding the provisions of the law set out below, the SEC has taken the position that use of state appraisal procedures by a registered mutual fund such as the Strategist Fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the Strategist Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

302A.471.  Rights of dissenting shareholders

Subdivision 1. Actions creating rights. A shareholder of a corporation may dissent from, and obtain payment for the fair value of the shareholder's shares in the event of, any of the following corporate actions:

(a) An amendment of the articles that materially and adversely affects the rights or preferences of the shares of the dissenting shareholder in that it:

     (1)  alters or abolishes a preferential right of the shares;

     (2) creates, alters, or abolishes a right in respect of the redemption of the shares, including a provision respecting a sinking fund for the redemption or repurchase of the shares;

     (3) alters or abolishes a preemptive right of the holder of the shares to acquire shares, securities other than shares, or rights to purchase shares or securities other than shares;

     (4) excludes or limits the right of a shareholder to vote on a matter, or to cumulate votes, except as the right may be excluded or limited through the authorization or issuance of securities of an existing or new class or series with similar or different voting rights; except that an amendment to the articles of an issuing public corporation that provides that section 302A.671 does not apply to a control share acquisition does not give rise to the right to obtain payment under this section;

(b) A sale, lease, transfer, or other disposition of all or substantially all of the property and assets of the corporation, but not including a transaction permitted without shareholder approval in section 302A.661, subdivision 1, or a disposition in dissolution described in section 302A.725, subdivision 2, or a disposition pursuant to an order of a court, or a disposition for cash on terms requiring that all or substantially all of the net proceeds of disposition be distributed to the shareholders in accordance with their respective interests within one year after the date of disposition;

(c) A plan of merger, whether under this chapter or under chapter 322B, to which the corporation is a party, except as provided in subdivision 3;

(d) A plan of exchange, whether under this chapter or under chapter 322B, to which the corporation is a party as the corporation whose shares will be acquired by the acquiring corporation, if the shares of the shareholder are entitled to be voted on the plan; or

(e) Any other corporate action taken pursuant to a shareholder vote with respect to which the articles, the bylaws, or a resolution approved by the board directs that dissenting shareholders may obtain payment for their shares.

Subdivision 2.  Beneficial owners.

(a) A shareholder shall not assert dissenters' rights as to less than all of the shares registered in the name of the shareholder, unless the shareholder dissents with respect to all the shares that are beneficially owned by another person but registered in the name of the shareholder and discloses the name and address of each beneficial owner on whose behalf the shareholder dissents. In that event, the rights of the dissenter shall be determined as if the shares as to which the shareholder has dissented and the other shares were registered in the names of different shareholders.

(b) The beneficial owner of shares who is not the shareholder may assert dissenters' rights with respect to shares held on behalf of the beneficial owner, and shall be treated as a dissenting shareholder under the terms of this section and section 302A.473, if the beneficial owner submits to the corporation at the time of or before the assertion of the rights a written consent of the shareholder.

Subdivision 3.  Rights not to apply.

(a) Unless the articles, the bylaws, or a resolution approved by the board otherwise provide, the right to obtain payment under this section does not apply to a shareholder of the surviving corporation in a merger, if the shares of the shareholder are not entitled to be voted on the merger.

(b) If a date is fixed according to section 302A.445, subdivision 1, for the determination of shareholders entitled to receive notice of and to vote on an action described in subdivision 1, only shareholders as of the date fixed, and beneficial owners as of the date fixed who hold through shareholders, as provided in subdivision 2, may exercise dissenters' rights.

Subdivision 4. Other rights. The shareholders of a corporation who have a right under this section to obtain payment for their shares do not have a right at law or in equity to have a corporate action described in subdivision 1 set aside or rescinded, except when the corporate action is fraudulent with regard to the complaining shareholder or the corporation.

302A.473.  Procedures for asserting dissenters' rights

Subdivision 1.  Definitions.

(a) For purposes of this section, the terms defined in this subdivision have the meanings given them.
(b) "Corporation" means the issuer of the shares held by a dissenter before the corporate action referred to in section 302A.471, subdivision 1 or the successor by merger of that issuer.
(c) "Fair value of the shares" means the value of the shares of a corporation immediately before the effective date of the corporate action referred to in section 302A.471, subdivision 1.
(d) "Interest" means interest commencing five days after the effective date of the corporate action referred to in section 302A.471, subdivision 1, up to and including the date of payment, calculated at the rate provided in section 549.09 for interest on verdicts and judgments.

Subdivision 2. Notice of action. If a corporation calls a shareholder meeting at which any action described in section 302A.471, subdivision 1 is to be voted upon, the notice of the meeting shall inform each shareholder of the right to dissent and shall include a copy of section 302A.471 and this section and a brief description of the procedure to be followed under these sections.

Subdivision 3. Notice of dissent. If the proposed action must be approved by the shareholders, a shareholder who is entitled to dissent under section 302A.471 and who wishes to exercise dissenters' rights must file with the corporation before the vote on the proposed action a written notice of intent to demand the fair value of the shares owned by the shareholder and must not vote the shares in favor of the proposed action.

Subdivision 4.  Notice of procedure; deposit of shares.

(a) After the proposed action has been approved by the board and, if necessary, the shareholders, the corporation shall send to all shareholders who have complied with subdivision 3 and to all shareholders entitled to dissent if no shareholder vote was required, a notice that contains:

     (1) The address to which a demand for payment and certificates of certificated shares must be sent in order to obtain payment and the date by which they must be received;

     (2) Any restrictions on transfer of uncertificated shares that will apply after the demand for payment is received;

     (3) A form to be used to certify the date on which the shareholder, or the beneficial owner on whose behalf the shareholder dissents, acquired the shares or an interest in them and to demand payment; and

     (4) A copy of section 302A.471 and this section and a brief description of the procedures to be followed under these sections.

(b) In order to receive the fair value of the shares, a dissenting shareholder must demand payment and deposit certificated shares or comply with any restrictions on transfer of uncertificated shares within 30 days after the notice required by paragraph (a) was given, but the dissenter retains all other rights of a shareholder until the proposed action takes effect.

Subdivision 5.  Payment; return of shares.

(a) After the corporate action takes effect, or after the corporation receives a valid demand for payment, whichever is later, the corporation shall remit to each dissenting shareholder who has complied with subdivisions 3 and 4 the amount the corporation estimates to be the fair value of the shares, plus interest, accompanied by:

     (1) The corporation's closing balance sheet and statement of income for a fiscal year ending not more than 16 months before the effective date of the corporate action, together with the latest available interim financial statements;

     (2) An estimate by the corporation of the fair value of the shares and a brief description of the method used to reach the estimate; and

     (3) A copy of section 302A.471 and this section, and a brief description of the procedure to be followed in demanding supplemental payment.

(b) The corporation may withhold the remittance described in paragraph (a) from a person who was not a shareholder on the date the action dissented from was first announced to the public or who is dissenting on behalf of a person who was not a beneficial owner on that date. If the dissenter has complied with subdivisions 3 and 4, the corporation shall forward to the dissenter the materials described in paragraph (a), a statement of the reason for withholding the remittance, and an offer to pay to the dissenter the amount listed in the materials if the dissenter agrees to accept that amount in full satisfaction. The dissenter may decline the offer and demand payment under subdivision 6. Failure to do so entitled the dissenter only to the amount offered. If the dissenter makes demand, subdivision 7 and 8 apply

(c) If the corporation fails to remit payment within 60 days of the deposit of certificates or the imposition of transfer restrictions on uncertificated shares, it shall return all deposited certificates and cancel all transfer restrictions. However, the corporation may again give notice under subdivision 4 and require deposit or restrict transfer at a later time.

Subdivision 6. Supplemental payment; demand. If a dissenter believes that the amount remitted under subdivision 5 is less than the fair value of the shares plus interest, the dissenter may give written notice to the corporation of the dissenter's own estimate of the fair value of the shares, plus interest, within 30 days after the corporation mails the remittance under subdivision 5, and demand payment of the difference. Otherwise, a dissenter is entitled only to the amount remitted by the corporation.

Subdivision 7. Petition;  determination.  If the  corporation  receives a demand under subdivision 6, it shall, within 60 days after receiving the demand, either pay to the dissenter the amount demanded or agreed to by the dissenter after discussion with the corporation or file in a court a petition requesting that the court determine the fair value of the shares, plus interest. The petition shall be filed in the county in which the registered office of the corporation is located, except that a surviving foreign corporation that receives a demand relating to the shares of a constituent domestic corporation shall file the petition in the county in this state in which the last registered office of the constituent corporation was located. The petition shall name as parties all dissenters who have demanded payment under subdivision 6 and who have not reached agreement with the corporation. The corporation shall, after filing the petition, serve all parties with a summons and copy of the petition under the rules of civil procedure. Nonresidents of this state may be served by registered or certified mail or by publication as provided by law. Except as otherwise provided, the rules of civil procedures apply to this proceeding. The jurisdiction of the court is plenary and exclusive. The court may appoint appraisers, with powers and authorities the court deems proper, to receive evidence on and recommend the amount of the fair value of the shares. The court shall determine whether the shareholder or shareholders in question have fully complied with the requirements of this section, and shall determine the fair value of the shares, taking into account any and all factors the court finds relevant, computed by any method or combination of methods that the court, in its discretion, sees fit to use, whether or not used by the corporation or by a dissenter. The fair value of the shares as determined by the court is binding on all shareholders, wherever located. A dissenter is entitled to judgment in cash for the amount by which the fair value of the shares as determined by the court, plus interest, exceeds the amount, if any, remitted under subdivision 5, but shall not be liable to the corporation for the amount, if any, by which the amount, if any, remitted to the dissenter under subdivision 5 exceeds the fair value of the shares as determined by the court, plus interest.

Subdivision 8.  Costs; fees; expenses.
(a) The court shall determine the costs and expenses of a proceeding under subdivision 7, including the reasonable expenses and compensation of any appraisers appointed by the court, and shall assess those costs and expenses against the corporation, except that the court may assess part or all of those costs and expenses against a dissenter whose action in demanding payment under subdivision 6 is found to be arbitrary, vexatious, or not in good faith.
(b) If the court finds that the corporation has failed to comply substantially with this section, the court may assess all fees and expenses of any experts or attorneys as the court deems equitable. These fees and expenses may also be assessed against a person who has acted arbitrarily, vexatiously, or not in good faith in bringing the proceeding, and may be awarded to a party injured by those actions.
(c) The court may award, in its discretion, fees and expenses to an attorney for the dissenters out of the amount awarded to the dissenters, if any.

AXPSM Diversified Equity Income Fund

PROSPECTUS

Nov. 29, 1999

American
  Express(R)
Funds

AXP Diversified Equity Income Fund seeks to provide shareholders with a high level of current income and, as a secondary goal, steady growth of capital.

Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AMERICAN EXPRESS (logo)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                               3p

Goal                                   3p

Investment Strategy                    3p

Risks                                  5p

Past Performance                       6p

Fees and Expenses                      8p

Management                             9p

Buying and Selling Shares             10p

Valuing Fund Shares                   10p

Investment Options                    10p

Purchasing Shares                     12p

Transactions Through Third Parties

Sales Charges                         15p

Exchanging/Selling Shares             19p

Distributions and Taxes               24p

Master/Feeder Structure               26p

Financial Highlights                  30p

FUND INFORMATION KEY

Goal and Investment Strategy

The Fund's particular investment goal and the strategies it intends to use in pursuing its goal.

Risks

The major risk factors associated with the Fund.

Fees and Expenses

The overall costs incurred by an investor in the Fund, including sales charges and annual expenses.

Management

The individual or group designated by the investment manager to handle the Fund's day-to-day management.

Master/Feeder Structure

Describes the Fund's investment structure.

Financial Highlights

Tables showing the Fund's financial performance.

The Fund

GOAL

AXP Diversified Equity Income Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary goal, steady growth of capital. Because any investment involves risk, achieving these goals cannot be guaranteed.

The Fund seeks to achieve its goals by investing all of its assets in a master portfolio rather than by directly investing in and managing its own portfolio of securities. The master portfolio has the same goal and investment policies as the Fund.

INVESTMENT STRATEGY

The Fund's assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 65% of its net assets in dividend-paying common and preferred stocks.

The selection of dividend-paying stocks is the primary decision in building the investment portfolio.

In pursuit of the Fund's goals, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses equity investments by:

o  Identifying companies with moderate growth potential based on:

   -- effective management (considering overall performance), and

   -- financial strength.

o  Identifying companies with dividend-paying stocks.
o  Determining specific industry weightings within the following sectors:

   -- Consumer cyclical     -- Energy

   -- Consumer stable       -- Technology

   -- Financial             -- Industrial

o  Identifying stocks that are selling at low prices in relation to:

   -- current and projected earnings,

   -- current and projected dividends, and

   -- historic price levels.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the security is overvalued,

   -- the security has reached AEFC's price objective,

   -- the company has met AEFC's earnings and/or growth expectations, and

   -- the company or the security continues to meet the other standards described above.

Although not a primary investment strategy, the Fund also may invest in other instruments such as foreign securities, convertible securities, debt obligations (including bonds and commercial paper of any rating) and money market securities. Additionally, the Fund may utilize derivative instruments (such as: futures, options and forward contracts) to produce incremental earnings, to hedge existing positions and to increase flexibility.

During weak or declining markets or when growth opportunities are unavailable, the Fund may invest more of its assets in money market securities or commercial paper. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objectives. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Sector/Concentration Risk

   Inflation Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year that the Fund has existed, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

Class A Performance (based on calendar years)

+25.89%
                   +24.48%
                                       +23.76%

                                                           +20.30%
                                                  +18.73%


         +14.60%


                                                                      +11.58%




                             -2.13%

1991      1992      1993      1994      1995      1996      1997      1998

During the period shown in the bar chart, the highest return for a calendar quarter was +15.34% (quarter ending December 1998) and the lowest return for a calendar quarter was -10.63% (quarter ending September 1998).

The 5% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class Y may vary from that shown above because of differences in sales charges and fees.

The Fund's year to date return as of Sept. 30, 1999 was +1.59%.


Average Annual Total Returns (as of Dec. 31, 1998)

                                   1 year     5 years    Since inception  Since inception
 Diversified Equity Income:

   Class A                        +6.00%         +12.90%        +16.54%a         --%

   Class B                        +6.78%          --%             --%         +17.09%b

   Class Y                       +11.66%          --%             --%         +18.62%b

 S&P 500 Index                   +28.57%         +24.01%        +22.11%c      +27.45%d

 Lipper Equity Income Fund Index +11.78%         +16.61%        +17.40%c      +19.90%d


a Inception date was Oct. 15, 1990.
b Inception date was March 20, 1995.
c Measurement period started Nov. 1, 1990.
d Measurement period started April 1, 1995.

This table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of Classes A, B and Y vary because of differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses.

For purposes of this calculation we assumed:

o  a sales charge of 5% for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o  no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Standard & Poor's 500 Index (S&P 500 Index), an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

The Lipper Equity Income Fund Index, an unmanaged index published by Lipper Analytical Services Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                                                 Class A       Class B    Class Y
Maximum sales charge (load)
imposed on purchasesa (as a percentage of offering price)           5%           none      none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)            none           5%       none



Annual Fund operating expensesb (expenses that are deducted from Fund assets)
As a percentage of average daily net assets:                     Class A       Class B          Class Y
 Management feesc                                                0.49%           0.49%           0.49%

 Distribution (12b-1) fees                                       0.25%           1.00%           0.00%

 Other expensesc                                                 0.22%           0.24%           0.30%

 Total                                                           0.96%           1.73%           0.79%


a This charge may be reduced depending on your total investments in American
  Express mutual funds. See "Sales Charges."
b Both in this table and the following example, fund operating expenses include expenses charged by both the Fund and its Master Portfolio as described under "Management." Expenses for Class A, Class B and Class Y are based on actual expenses for the last fiscal year, restated to reflect current fees.
c Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:

                  1 year           3 years           5 years         10 years

 Class Aa          $593              $791            $1,005           $1,623

 Class Bb          $676              $945            $1,140           $1,841d

 Class Bc          $176              $545              $940           $1,841d

 Class Y            $81              $253              $440             $982

a Includes a 5% sales charge.
b Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.
c Assumes you did not sell your Class B shares at the end of the period.
d Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

MANAGEMENT

The Fund's assets are invested in Equity Income Portfolio (the Portfolio), which is managed by AEFC. Kurt Winters, senior portfolio manager, joined AEFC in 1987. He has managed the assets of the Portfolio since December 1997. Kurt is responsible for overall investment management, including the determination of the sectors in which the Portfolio will invest. A team of research professionals makes investment decisions within those sectors. From 1992 to 1995, he managed IDS Life Series Fund, Managed Portfolio. He was appointed to manage AXP Discovery Fund in 1995. He also provides overall portfolio management for AXP Equity Value Fund, AXP Progressive Fund, Balanced Portfolio, AXP Variable Portfolio -- Diversified Equity Income Fund and IDS Life Series Fund, Equity Income Portfolio.

Buying and Selling Shares

VALUING FUND SHARES

The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Time (CT), each business day (any day the New York Stock Exchange is open).

Fund shares may be purchased through various third-party organizations, including 401(k) plans, banks, brokers and investment advisers. Where authorized by the Fund, orders will be priced at the NAV next computed after receipt by the organization or their selected agent.

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee.

2. Class B shares are sold to the public with a CDSC and an annual distribution (12b-1) fee.

3. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

Investment options summary:

Class A       Maximum sales charge of 5%

              Initial sales charge waived or reduced for certain purchases

              Annual distribution fee of 0.25% of average daily net assets*

              Lower annual expenses than Class B shares

Class B       No initial sales charge

              CDSC on shares sold in the first six years (maximum of 5% in first year, reduced to 0% after year six)

              CDSC waived in certain circumstances

              Shares convert to Class A in ninth year of ownership

              Annual distribution fee of 1.00% of average daily net assets*

              Higher annual expenses than Class A shares

Class Y       No initial sales charge

              No annual distribution fee

              Service fee of 0.10% of average daily net assets

              Available only to certain qualifying institutional investors

*The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related fees for the sale of Class A and Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A or Class B shares?

If your investments in American Express mutual funds total $250,000 or more, Class A shares may be the better option. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee and a CDSC for six years. To help you determine what is best for you, consult your financial advisor.

Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

PURCHASING SHARES

To purchase shares through a brokerage account or from entities other than American Express Financial Advisors Inc., please consult your selling agent. The following section explains how you can purchase shares from American Express Financial Advisors (the Distributor).

If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.


How to determine the correct TIN

For this type of account:                            Use the Social Security or Employer Identification number of:

Individual or joint account                          The individual or one of the owners listed on the joint account

Custodian account of a minor                         The minor
(Uniform Gifts/Transfers to Minors Act)

A revocable living trust                             The grantor-trustee (the person who puts the money into the trust)

An irrevocable trust, pension trust or estate        The legal entity (not the personal representative or trustee, unless no legal entity is designated in the account title)

Sole proprietorship                                  The owner

Partnership                                          The partnership

Corporate                                            The corporation

Association, club or tax-exempt organization         The organization


For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (http://www.irs.ustreas.gov/prod/forms_pubs/).

Three ways to invest

 1 By mail:

Once your account has been established, send your check with the account number on it to:

American Express Funds
P.O. Box 74
Minneapolis, MN 55440-0074

Minimum amounts

Initial investment:        $2,000

Additional investments:    $100

Account balances:          $300

Qualified accounts:        none

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

 2 By scheduled investment plan:

Contact your financial advisor for assistance in setting up one of the following scheduled plans:

o  automatic payroll deduction,

o  bank authorization,

o  direct deposit of Social Security check, or

o  other plan approved by the Fund.

Minimum amounts

Initial investment:        $100

Additional investments:    $50/mo. for qualified accounts; $100/mo. for
                            nonqualified accounts

Account balances:          none (on active plans with monthly payments)

If your account balance is below $2,000, you must make payments at least monthly.

 3 By wire or electronic funds transfer:

If you have an established account, you may wire money to:

Norwest Bank Minnesota
Routing Transit No. 091000019

Give these instructions:

Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please remember that you need to provide all 10 digits.

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts

Each wire investment: $1,000

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401 (k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive
compensation   from  the   Distributor  or  its   affiliates   for   shareholder
recordkeeping and similar services. When authorized by the Fund, some organizations may designate selected agents to accept purchase of sale orders on the Fund's behalf. To buy or sell shares through third parties or determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

 Total investment                   Sales charge as percentage of:a

                         Public offering priceb          Net amount invested

 Up to $50,000                    5.0%                          5.26%

 Next $50,000                     4.5                           4.71

 Next $400,000                    3.8                           3.95

 Next $500,000                    2.0                           2.04

 $1,000,000 or more               0.0                           0.00

aTo calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, you must total the amounts of all increments that apply. bOffering price includes a 5% sales charge.

The sales charge on Class A shares may be lower than 5%, depending on the total amount:

o    you now are investing in this Fund,
o    you have previously invested in this Fund, or
o you and your primary household group are investing or have invested in other American Express mutual funds that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges.

Other Class A sales charge policies:

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. For more details, please see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners and unmarried children under 21.

o current or retired American Express financial advisors, their spouses or domestic partners and unmarried children under 21.

o investors who have a business relationship with a newly associated financial advisor who joined the Distributor from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with the Distributor, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. (Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.)

o shareholders who have at least $1 million invested in American Express mutual funds. If the investment is sold in the first year after purchase, a CDSC of 1% will be charged. The CDSC will be waived only in the circumstances described for waivers for Class B shares.

o purchases made within 90 days after a sale of shares (up to the amount sold):

   -- of American Express mutual funds in a qualified plan subject to a deferred sales charge, or

   -- in a qualified plan or account where American  Express Trust Company has a
      recordkeeping,   trustee,   investment   management,   or  investment
      servicing relationship.

Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o  purchases made:

     -- with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund that has a sales charge,

     -- through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment adviser, bank or investment professional,

     --   within the University of Texas System ORP,

     -- within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

     --   within the University of Massachusetts After-Tax Savings Program,

     --   with  the  proceeds  from  IDS  Life  Real  Estate  Variable   Annuity
          surrenders,or

     -- through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

Class B -- contingent deferred sales charge (CDSC) alternative

A CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

           If the sale is made during the:      The CDSC percentage rate is:

                      First year                             5%

                      Second year                            4%

                      Third year                             4%

                      Fourth year                            3%

                      Fifth year                             2%

                      Sixth year                             1%

                      Seventh year                           0%

If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

Example:

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on sales of shares:

o    in the event of the shareholder's death,

o    held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

     --   at least 59 1/2 years old AND

     -- taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan or a custodian-to-custodian transfer, the CDSC will not be waived) OR

     --   selling  under  an  approved   substantially  equal  periodic  payment
          arrangement.

EXCHANGING/SELLING SHARES

Exchanges

You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

You may make up to three exchanges (1 1/2 round trips) within any 30-day period. These limits do not apply to scheduled exchange programs and certain employee benefit plans. Exceptions may be allowed with pre-approval of the Fund.

Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Selling Shares

You can sell your shares at any time. The payment will be mailed within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

Two ways to request an exchange or sale of shares

To sell or exchange shares held through a brokerage account or with entities other than American Express Financial Advisors, please consult your selling agent. The following section explains how you can exchange or sell shares held with American Express Financial Advisors.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

 1 By letter:

Include in your letter:

o  the name of the fund(s),

o  the class of shares to be exchanged or sold,

o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),

o  your TIN,

o  the dollar amount or number of shares you want to exchange or sell,

o  signature(s) of all registered account owners,

o  for sales, indicate how you want your money delivered to you, and

o  any paper certificates of shares you hold.

Regular mail:

American Express Client Service Corporation
Attn: Transactions
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:

American Express Client Service Corporation
Attn: Transactions
733 Marquette Ave.
Minneapolis, MN 55402

 2 By telephone:

American Express Client Service Corporation
Telephone Transaction Service
800-437-3133

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o Telephone privileges may be modified or discontinued at any time.

Minimum sale amount: $100  Maximum sale amount: $50,000

Three ways to receive payment when you sell shares

 1 By regular or express mail:

o  Mailed to the address on record.

o  Payable to names listed on the account.

   NOTE: The express mail delivery charges you pay will vary depending on the courier you select.

 2 By wire or electronic funds transfer:

o  Minimum wire: $1,000.

o  Request that money be wired to your bank.

o Bank account must be in the same ownership as the American Express mutual fund account.

   NOTE: Pre-authorization required. For instructions, contact your financial advisor or AECSC.

 3 By scheduled payout plan:

o  Minimum payment: $50.

o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

If you buy Class A shares of this or another American Express mutual fund and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of this Fund.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Master/Feeder Structure

This Fund uses a master/feeder structure. This means that the Fund (a feeder fund) invests all of its assets in the Portfolio (the master fund). Other feeder funds also invest in the Portfolio. The master/feeder structure offers the potential for reduced costs because it spreads fixed costs of portfolio management over a larger pool of assets. The Fund may withdraw its assets from the Portfolio at any time if the Fund's board determines that it is best. In that event, the board would consider what action should be taken, including whether to hire an investment advisor to manage the Fund's assets directly or to invest all of the Fund's assets in another pooled investment entity. Here is an illustration of the structure:

Investors buy shares in the Fund



The Fund buys units in the Portfolio



The Portfolio invests in securities, such as stocks or bonds

Other feeders may include mutual funds and institutional accounts. These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund.

YEAR 2000

The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000. While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps.

The companies, governments or international markets in which the Fund invests also may be adversely affected by Year 2000 issues. To the extent a portfolio holding is adversely affected by a Year 2000 processing issue, the Fund's return could be adversely affected.

INVESTMENT MANAGER
The investment manager of the Portfolio is AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010. The Portfolio pays AEFC a fee for managing its assets. The Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.49% of its average daily net assets. Under the agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses. AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

Financial Highlights

Fiscal period ended Sept. 30,

Per share income and capital changesa

                                                                     Class A

                                                  1999      1998      1997       1996       1995
Net asset value, beginning of period              $8.96    $10.39     $8.96      $7.89      $7.66

Income from investment operations:

Net investment income (loss)                        .14       .23       .34        .27        .30

Net gains (losses) (both realized and unrealized)  1.37     (.43)      2.04       1.06        .53

Total from investment operations                   1.51     (.20)      2.38       1.33        .83

Less distributions:

Dividends from net investment income              (.13)     (.23)     (.33)      (.26)      (.29)

Distributions from realized gains                 (.94)    (1.00)     (.62)        --       (.31)

Total distributions                               (1.07)   (1.23)     (.95)      (.26)      (.60)

Net asset value, end of period                    $9.40    $8.96    $10.39      $8.96      $7.89

Ratios/supplemental data

Net assets, end of period (in millions)           $1,985  $1,828     $1,789    $1,292     $1,091

Ratio of expenses to average daily net assetsb     .89%     .86%      .88%       .93%       .94%

Ratio of net investment income (loss)

to average daily net assets                       1.41%    2.27%     3.62%      3.18%      3.95%

Portfolio turnover rate

(excluding short-term securities)                 84%       97%       81%         84%        98%

Total returnc                                   17.18%    (2.17%)   28.11%     17.00%     11.83%


aFor a share outstanding throughout the period. Rounded to the nearest cent. bEffective fiscal year 1996, expense ratio is based on total expenses of the
 Fund before reduction of earnings credits on cash balances.
cTotal return does not reflect payment of a sales charge.

Fiscal period ended Sept. 30,

Per share income and capital changesa

                                                   Class B                         Class Y

                                   1999      1998      1997      1996      1995b     1999      1998      1997      1996   1995b
Net asset value, beginning
of period                         $8.96    $10.39     $8.96     $7.89      $7.13    $8.96    $10.40     $8.96     $7.89   $7.13

Income from investment operations:

Net investment income (loss)        .06       .15       .27       .20        .19      .15       .24       .35       .28     .22

Net gains (losses)
(both realized and unrealized)     1.38      (.42)     2.04      1.06        .74     1.37      (.44)      2.05     1.06     .74

Total from investment
operations                         1.44      (.27)     2.31      1.26        .93     1.52      (.20)      2.40     1.34     .96

Less distributions:

Dividends from net
investment income                 (.06)      (.16)     (.26)     (.19)      (.17)   (.14)      (.24)      (.34)   (.27)    (.20)

Distributions from
realized gains                    (.94)     (1.00)     (.62)       --         --    (.94)     (1.00)      (.62)     --       --

Total distributions              (1.00)     (1.16)     (.88)     (.19)      (.17)  (1.08)     (1.24)      (.96)   (.27)    (.20)

Net asset value, end
of period                        $9.40      $8.96    $10.39     $8.96      $7.89   $9.40      $8.96      $10.40  $8.96    $7.89

Ratios/supplemental data

Net assets, end of period
(in millions)                     $633       $505     $350       $125        $32     $21       $76         $79     $37      $26

Ratio of expenses to
average daily net assetsc        1.66%     1.62%      1.65%     1.69%       1.77%d   .78%      .78%        .76%    .76%     .80%d

Ratio of net investment
income (loss) to average
daily net assets                  .63%     1.48%      2.97%     2.56%       3.00%d  1.58%     2.34%       3.85%   3.38%    3.95%d

Portfolio turnover rate
(excluding short-term
securities)                        84%       97%       81%       84%          98%     84%      97%         81%     84%      98%

Total returne                   16.30%  (2.91%)     27.16%     16.21%      13.10%  17.30%   (2.11%)     28.29%  17.27%   13.60%


aFor a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date was March 20, 1995.
cEffective  fiscal year 1996,  expense ratio is based on total  expenses of the
 Fund before reduction of earnings credits on cash balances.
dAdjusted to an annual basis.
eTotal return does not reflect payment of a sales charge.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

American
  Express
Funds

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report contact your selling agent or American Express Client Service Corporation.

American Express Client Service Corporation
P.O. Box 534, Minneapolis, MN 55440-0534
800-862-7919 TTY: 800-846-4852
Web site address:
http://www.americanexpress.com/advisors

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

Investment Company Act File #811-54

TICKER SYMBOL

Class A: INDZX             Class B: IDEBX   Class Y: IDQYX

AMERICAN EXPRESS (logo)

S-6475-99 N (11/99)

AXPSM Mutual

PROSPECTUS
Nov. 29, 1999

American
  Express(R)
Funds

AXP Mutual seeks to provide shareholders with a balance of growth of capital and current income.

Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AMERICAN EXPRESS (logo)

Table of Contents

TAKE A CLOSER LOOK AT:
The Fund                                  3p
Goal                                      3p
Investment Strategy                       3p
Risks                                     5p
Past Performance                          6p
Fees and Expenses                         8p
Management                                9p
Buying and Selling Shares                10p
Valuing Fund Shares                      10p
Investment Options                       10p
Purchasing Shares                        12p
Transactions Through Third Parties
Sales Charges                            15p
Exchanging/Selling Shares                19p
Distributions and Taxes                  24p
Master/Feeder Structure                  26p
Financial Highlights                     30p

FUND INFORMATION KEY

Goal and Investment Strategy
The Fund's particular investment goal and the strategies it intends to use in pursuing its goal.

Risks
The major risk factors associated with the Fund.

Fees and Expenses
The overall costs incurred by an investor in the Fund, including sales charges and annual expenses.

Management
The individual or group designated by the investment manager to handle the Fund's day-to-day management.

Master/Feeder Structure
Describes the Fund's investment structure.

Financial Highlights
Tables showing the Fund's financial performance.

The Fund

GOAL

AXP Mutual (the Fund) seeks to provide shareholders with a balance of growth of capital and current income. Because any investment involves risk, achieving this goal cannot be guaranteed.

The Fund seeks to achieve its goal by investing all of its assets in a master portfolio rather than by directly investing in and managing its own portfolio of securities. The master portfolio has the same goal and investment policies as the Fund.

INVESTMENT STRATEGY

The Fund's assets primarily are invested in a combination of common stocks and senior securities (preferred stocks and debt obligations). The Fund will invest
(1) no more than 65% of its total assets in common stocks, (2) at least 35% of its total assets in senior securities, convertible securities, derivative instruments and money market instruments, and (3) at least 25% of its total assets in debt securities and convertible securities. The Fund will utilize derivative instruments (such as futures, options and forward contracts) and when-issued securities to produce incremental earnings, to hedge existing positions and to increase flexibility. The Fund's potential losses from the use of these instruments could extend beyond its initial investment.

The selection of common stocks and senior securities are the primary decisions in building the investment portfolio.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses equity investments by:

o    Determining specific industry weightings within the following sectors:

   - Consumer cyclical     - Energy

   - Consumer stable       - Technology

   - Financial             - Industrial

o Selecting companies that are undervalued based on a variety of measures, such as price-earnings ratio, price/book ratio, current and projected earnings, current and projected dividends, and historic price levels.
o Identifying companies with potential for above-average long-term growth based on:

     -    effective management (considering overall performance),

     -    competitive market position, and

     -    financial strength.

AEFC chooses debt obligations by:

o Considering opportunities and risks by reviewing interest rate and economic trends.

o    Investing  more  heavily  in  certain  sectors  (i.e.,   corporate   bonds,
     government obligations and mortgage-backed securities) based on AEFC's:

   - expectations for interest rates, and

   - expectations for economic trends.

o Identifying securities that are expected to outperform other securities. In this analysis, AEFC will take risk factors into account (for example, whether money has been set aside to cover the cost of principal and interest payments).

o Focusing on bonds that are investment-grade although the Fund may invest up to 5% below investment grade.

o    Identifying obligations that contribute to portfolio diversification.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   - the security is overvalued when compared to other potential investments,

   - the interest rate or economic outlook changes,

   - the security has reached AEFC's price objective,

   - AEFC identifies a more attractive opportunity,

   - the company has met AEFC's earnings and/or growth expectations,

   - the issuer's credit quality declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell), and

   - the company or the security continues to meet the other standards described above.

Although not a primary investment strategy, the Fund also may invest in other instruments such as foreign securities.

During weak or declining markets, the Fund may invest more of its assets in money market securities. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objectives. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Interest Rate Risk

   Sector/Concentration Risk

   Call/Prepayment Risk

   Credit Risk

   Liquidity Risk

   Style Risk

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Call/Prepayment Risk
The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Style Risk

The Fund purchases stocks it believes are undervalued, but have potential for long-term growth and dividend income. These stocks will typically trade at a discount to the market. Growth cannot be guaranteed and the markets may not be willing to reevaluate out-of-favor stocks.


PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.


Class A Performance (based on calendar years)




+18.61%   -2.99%    +23.57%   +10.52%   +14.35%   -2.98%    +24.97%   +13.56%   +18.78%   +9.38





1989      1990      1991      1992      1993      1994      1995      1996      1997      1998

During the period shown in the bar chart, the highest return for a calendar quarter was +10.26% (quarter ending December 1998) and the lowest return for a calendar quarter was -9.09% (quarter ending September 1990).

The 5% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class Y may vary from that shown above because of differences in sales charges and fees.

The Fund's year to date return as of Sept. 30, 1999 was +1.28%.

 Average Annual Total Returns (as of Dec. 31, 1998)

                   1 year        5 years        10 years      Since inception
 Mutual:

   Class A         +3.91%        +11.19%        +11.81%                  -%

   Class B         +4.76%             -%             -%             +14.10%a

   Class Y         +9.46%             -%             -%             +15.67%a

 S&P 500 Index    +28.57%        +27.45%        +24.01%             +19.19%b

 Lipper Balanced
Fund Index        +15.09%        +17.68%        +13.86%             +13.31%b

a    Inception date was March 20, 1995.
b    Measurement period started April 1, 1995.

This table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of Classes A, B and Y vary because of differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses.

For purposes of this calculation we assumed:

o    a sales charge of 5% for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC)for Class B shares,

o    no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Standard & Poor's 500 Index (S&P 500 Index), an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Lipper Balanced Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


 Shareholder Fees (fees paid directly from your investment)

                                         Class A           Class B       Class Y

Maximum sales charge (load) imposed
on purchasesa (as a percentage of
offering price)                              5%             none           none

Maximum deferred sales charge (load)
imposed on sales (as a percentage
of offering price at time of
purchase)                                  none              5%            none


 Annual Fund operating expensesb (expenses that are deducted from Fund assets)

As a percentage of average daily
 net assets:                            Class A            Class B       Class Y
 Management feesc                         0.46%             0.46%         0.46%

 Distribution (12b-1) fees                0.25%             1.00%         0.00%

 Other expensesd                          0.19%             0.13%         0.28%

 Total                                    0.90%             1.59%         0.74%

a This charge may be reduced depending on your total investments in American Express mutual funds. See "Sales Charges."
b Both in this table and the following example fund operating expenses include expenses charged by both the Fund and its Master Portfolio as described under "Management." Expenses for Class A, Class B and Class Y are based on actual expenses for the last fiscal year, restated to reflect current fees.
c Includes the impact of a performance adjustment fee that decreased the management fee by 0.02% for the most recent fiscal year.
d Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:

                  1 year           3 years           5 years          10 years
 Class Aa          $587              $773           $   974           $1,557

 Class Bb          $662              $902            $1,067           $1,708d

 Class Bc          $162              $502           $   867           $1,708d

 Class Y          $  76              $237           $   412          $   922

a    Includes a 5% sales charge.
b Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.
c    Assumes you did not sell your Class B shares at the end of the period.
d Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.


MANAGEMENT

The Fund's assets are invested in Balanced Portfolio (the Portfolio), which is managed by AEFC. Brad Stone, vice president and senior portfolio manager, joined AEFC in 1996. He has managed the fixed income portion of the assets of the Portfolio since May 1998. Prior to joining AEFC he was a fixed income portfolio manager at Piper Capital Management, Inc. from 1990 to 1996.

Kurt Winters, senior portfolio manager, joined AEFC in 1987. He has managed the equity portion of the assets of the Portfolio since December 1997. Kurt is responsible for overall investment management of the equity portion, including the determination of the sectors in which the Portfolio will invest. A team of research professionals makes investment decisions within those sectors. From 1992 to 1995, he managed IDS Life Series Fund, Managed Portfolio. He was appointed to manage AXP Discovery Fund in 1995. He also provides overall portfolio management for AXP Equity Value Fund, AXP Progressive Fund, AXP Variable Portfolio - Diversified Equity Income Fund and IDS Life Series Fund, Equity Income Portfolio.

Buying and Selling Shares

VALUING FUND SHARES

The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Time (CT), each business day (any day the New York Stock Exchange is open).

Fund shares may be purchased through various third-party organizations, including 401(k) plans, banks, brokers and investment advisers. Where authorized by the Fund, orders will be priced at the NAVnext computed after receipt by the organization or their selected agent.

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.


INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee.

2. Class B shares are sold to the public with a CDSC and an annual distribution (12b-1) fee.

3. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

 Investment options summary:

Class A          Maximum sales charge of 5%

                 Initial sales charge waived or reduced for certain purchases

                 Annual distribution fee of 0.25% of average daily net assets*

                 Lower annual expenses than Class B shares

Class B          No initial sales charge

                 CDSC on shares sold in the first six years (maximum of 5% in first year, reduced to 0% after year six)

                 CDSC waived in certain circumstances

                 Shares convert to Class A in ninth year of ownership

                 Annual distribution fee of 1.00% of average daily net assets*

                 Higher annual expenses than Class A shares

Class Y          No initial sales charge

                 No annual distribution fee

                 Service fee of 0.10% of average daily net assets

                 Available only to certain qualifying institutional investors


* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related fees for the sale of Class A and Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A or Class B shares?

If your investments in American Express mutual funds total $250,000 or more, Class A shares may be the better option. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee and a CDSC for six years. To help you determine what is best for you, consult your financial advisor.

Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

PURCHASING SHARES

To purchase shares through a brokerage account or from entities other than American Express Financial Advisors Inc., please consult your selling agent. The following section explains how you can purchase shares from American Express Financial Advisors (the Distributor).

If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

 How to determine the correct TIN

For this type of account:               Use the Social Security or Employer
                                        Identification number of:

Individual or joint account             The individual or one of the owners
                                        listed on the joint account

Custodian account of a minor            The minor
(Uniform Gifts/Transfers to Minors Act)

A revocable living trust                The grantor-trustee (the person who puts
                                        the money into the trust)

An irrevocable trust, pension trust     The legal entity (not the personal
or estate                               representative or trustee, unless no
                                        legal entity is designated in the
                                        account title)

Sole proprietorship                     The owner

Partnership                             The partnership

Corporate                               The corporation

Association, club or tax-exempt         The organization
organization

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (http://www.irs.ustreas.gov/prod/forms_pubs/).

Three ways to invest

 1 By mail:

Once your account has been established, send your check with the account number on it to:

American Express Funds
P.O. Box 74
Minneapolis, MN 55440-0074

Minimum amounts

Initial investment:        $2,000

Additional investments:    $100

Account balances:          $300

Qualified accounts:        none

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

 2 By scheduled investment plan:

Contact your financial advisor for assistance in setting up one of the following scheduled plans:

o    automatic payroll deduction,

o    bank authorization,

o    direct deposit of Social Security check, or

o    other plan approved by the Fund.

Minimum amounts

Initial investment:        $100

Additional investments:    $50/mo. for qualified accounts; $100/mo. for
                           nonqualified accounts

Account balances:          none (on active plans with monthly payments)

If your account balance is below $2,000, you must make payments at least monthly.


 3 By wire or electronic funds transfer:


If you have an established account, you may wire money to:

Norwest Bank Minnesota
Routing Transit No. 091000019

Give these instructions:

Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please remember that you need to provide all 10 digits.

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts
Each wire investment: $1,000

Transactions Through Third Parties

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive
compensation   from  the   Distributor  or  its   affiliates   for   shareholder
recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or determine if there are policy differences, please consult your selling agent. for other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.


SALES CHARGES

Class A - initial sales charge alternative

When you purchase Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:


 Total investment                   Sales charge as percentage of:a

                         Public offering priceb          Net amount invested

 Up to $50,000                    5.0%                          5.26%

 Next $50,000                     4.5                           4.71

 Next $400,000                    3.8                           3.95

 Next $500,000                    2.0                           2.04

 $1,000,000 or more               0.0                           0.00

a To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, you must total the amounts of all increments that apply.
b    Offering price includes a 5% sales charge.

The sales charge on Class A shares may be lower than 5%, depending on the total amount:

o    you now are investing in this Fund,
o    you have previously invested in this Fund, or
o you and your primary household group are investing or have invested in other American Express mutual funds that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges.

Other Class A sales charge policies:

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and
o if you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. For more details, please see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners and unmarried children under 21.
o current or retired American Express financial advisors, their spouses or domestic partners and unmarried children under 21.
o investors who have a business relationship with a newly associated financial advisor who joined the Distributor from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with the Distributor, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.
o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. (Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.)
o shareholders who have at least $1 million invested in American Express mutual funds. If the investment is sold in the first year after purchase, a CDSC of 1% will be charged. The CDSC will be waived only in the circumstances described for waivers for Class B shares.
o purchases made within 90 days after a sale of shares (up to the amount sold):

     - of American Express mutual funds in a qualified plan subject to a deferred sales charge, or

     - in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o    purchases made:

     - with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund that has a sales charge,

     - through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment adviser, bank or investment professional,

     -    within the University of Texas System ORP,

     - within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

     -    within the University of Massachusetts After-Tax Savings Program,

     -    with  the  proceeds  from  IDS  Life  Real  Estate  Variable   Annuity
          surrenders, or

     - through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

Class B - contingent deferred sales charge (CDSC) alternative

A CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

            If the sale is made during the:     The CDSC percentage rate is:

                      First year                             5%

                      Second year                            4%

                      Third year                             4%

                      Fourth year                            3%

                      Fifth year                             2%

                      Sixth year                             1%

                      Seventh year                           0%


If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

Example:

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.


Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on sales of shares:

o    in the event of the shareholder's death,

o    held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

     -    at least 591/2 years old AND

     - taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan or a custodian-to-custodian transfer, the CDSC will not be waived) OR

     -    selling  under  an  approved   substantially  equal  periodic  payment
          arrangement.

EXCHANGING/SELLING SHARES

Exchanges

You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

You may make up to three exchanges (1 1/2 round trips) within any 30-day period. These limits do not apply to scheduled exchange programs and certain employee benefit plans. Exceptions may be allowed with pre-approval of the Fund.

Other exchange policies:

o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Selling Shares

You can sell your shares at any time. The payment will be mailed within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

Two ways to request an exchange or sale of shares

To sell or exchange shares held through a brokerage account or with entities other than American Express Financial Advisors, please consult your selling agent. The following section explains how you can exchange or sell shares held with American Express Financial Advisors.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

 1 By letter:

Include in your letter:

o    the name of the fund(s),

o    the class of shares to be exchanged or sold,

o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),

o    your TIN,

o    the dollar amount or number of shares you want to exchange or sell,

o    signature(s) of all registered account owners,

o    for sales, indicate how you want your money delivered to you, and

o    any paper certificates of shares you hold.

Regular mail:

American Express Client Service Corporation
Attn: Transactions
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:

American Express Client Service Corporation
Attn: Transactions
733 Marquette Ave.
Minneapolis, MN 55402

 2 By telephone:

American Express Client Service Corporation
Telephone Transaction Service
800-437-3133

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o    Telephone privileges may be modified or discontinued at any time.

Minimum sale amount: $100  Maximum sale amount: $50,000

Three ways to receive payment when you sell shares

 1 By regular or express mail:

o    Mailed to the address on record.

o    Payable to names listed on the account.

NOTE: The express mail delivery charges you pay will vary depending on the courier you select.

 2 By wire or electronic funds transfer:

o    Minimum wire: $1,000.

o    Request that money be wired to your bank.

o Bank account must be in the same ownership as the American Express mutual fund account.

NOTE: Pre-authorization required. For instructions, contact your financial advisor or AECSC.

 3 By scheduled payout plan:

o    Minimum payment: $50.

o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.


TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

If you buy Class A shares of this or another American Express mutual fund and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of this Fund.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Master/Feeder Structure

This Fund uses a master/feeder structure. This means that the Fund (a feeder fund) invests all of its assets in the Portfolio (the master fund). Other feeder funds also invest in the Portfolio. The master/feeder structure offers the potential for reduced costs because it spreads fixed costs of portfolio management over a larger pool of assets. The Fund may withdraw its assets from the Portfolio at any time if the Fund's board determines that it is best. In that event, the board would consider what action should be taken, including whether to hire an investment advisor to manage the Fund's assets directly or to invest all of the Fund's assets in another pooled investment entity. Here is an illustration of the structure:

Investors buy shares in the Fund

The Fund buys units in the Portfolio

The Portfolio invests in securities, such as stocks or bonds

Other feeders may include mutual funds and institutional accounts. These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund.

YEAR 2000

The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000. While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps.

The companies, governments or international markets in which the Fund invests also may be adversely affected by Year 2000 issues. To the extent a portfolio holding is adversely affected by a Year 2000 processing issue, the Fund's return could be adversely affected.

INVESTMENT MANAGER
The investment manager of the Portfolio is AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010. The Portfolio pays AEFC a fee for managing its assets. The Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.49% of its average daily net assets. Under the agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses. AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

Financial Highlights

Fiscal period ended Sept. 30,

Per share income and capital changesa

                                                                       Class A

                                                    1999      1998      1997    1996      1995

Net asset value, beginning of period              $13.29    $15.32    $13.51    $12.69    $11.89

Income from investment operations:

Net investment income (loss)                         .37       .48       .57       .54       .58

Net gains (losses) (both realized and unrealized)   1.15     (.36)      2.61       .93      1.27

Total from investment operations                    1.52      .12       3.18      1.47      1.85

Less distributions:

Dividends from net investment income                (.36)   (.48)       (.53)    (.52)     (.54)

Distributions from realized gains                  (1.51)  (1.67)       (.84)    (.13)     (.51)

Total distributions                                (1.87)  (2.15)       (1.37)   (.65)    (1.05)

Net asset value, end of period                    $12.94   $13.29      $15.32   $13.51    $12.69


 Ratios/supplemental data

Net assets, end of period (in millions)           $3,101   $3,051     $3,251    $2,770    $2,596

Ratio of expenses to average daily net assetsb      .83%     .80%       .83%      .87%      .83%

Ratio of net investment income (loss)
to average daily net assets                        2.68%    3.35%      4.00%     4.01%     4.58%

Portfolio turnover rate
(excluding short-term securities)                   134%      98%        49%       45%       38%

Total returnc                                     11.72%     .70%     24.88%    11.84%    16.81%


a    For a share outstanding throughout the period. Rounded to the nearest cent.
b Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
c    Total return does not reflect payment of a sales charge.

Fiscal period ended Sept. 30,

 Per share income and capital changesa

                                                  Class B                                            Class Y

                                   1999      1998      1997      1996      1995b     1999      1998      1997      1996      1995b

Net asset value,
beginning of period                $13.21    $15.25    $13.47    $12.66    $11.67    $13.29    $15.32    $13.51    $12.69    $11.67

Income from investment operations:

Net investment
income (loss)                         .27       .38       .46       .45       .25       .38       .49       .59       .56       .32

Net gains (losses) (both
realized and unrealized)             1.15     (.37)      2.59       .93      1.11      1.16      (.36)     2.61       .93      1.11

Total from investment
operations                           1.42      .01       3.05      1.38      1.36      1.54       .13      3.20      1.49      1.43

Less distributions:

Dividends from net
investment income                   (.26)    (.38)      (.43)      (.44)     (.37)     (.37)     (.49)     (.55)     (.54)    (.41)

Distributions from
realized gains                      (1.51)   (1.67)     (.84)      (.13)       -       (1.51)    (1.67)    (.84)     (.13)      -

Total distributions                 (1.77)   (2.05)     (1.27)     (.57)     (.37)     (1.88)    (2.16)    (1.39)    (.67)    (.41)

Net asset value, end
of period                          $12.86    $13.21    $15.25    $13.47    $12.66      $12.95   $13.29    $15.32   $13.51    $12.69

 Ratios/supplemental data

Net assets, end of period
(in millions)                      $459      $360      $264      $133      $33         $1,145    $1,339    $1,337  $1,114      $876

Ratio of expenses to average
daily net assetsc                  1.53%     1.56%     1.59%     1.64%      1.65%d       .73%      .73%      .70%     .70%    .70%d

Ratio of net investment
income (loss) to average
daily net assets                   1.98%     2.58%     3.28%     3.32%      3.94%d      2.79%     3.42%     4.13%     4.18%  4.58%d

Portfolio turnover rate
(excluding short-term
securities)                        134%        98%       49%       45%        38%        134%       98%       49%       45%     38%

Total returne                    10.93%      (.07%)    23.93%    10.99%    11.70%      11.90%      .77%    25.04%    12.02%  12.20%



a    For a share outstanding throughout the period. Rounded to the nearest cent.
b    Inception date was March 20, 1995.
c Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
d    Adjusted to an annual basis.
e    Total return does not reflect payment of a sales charge.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

American
  Express(R)
Funds

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report contact your selling agent or American Express Client Service Corporation.

American Express Client Service Corporation
P.O. Box 534, Minneapolis, MN 55440-0534
800-862-7919 TTY: 800-846-4852

Web site address:
http://www.americanexpress.com/advisors

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C.
20549-6009.

Investment Company Act File #811-54

TICKER SYMBOL

Class A: INMUX    Class B: IDMBX    Class Y: IDMYX

AMERICAN EXPRESS (logo)

S-6326-99 P (11/99)

                               Form of Proxy Card

Proxy Card Front

                                                                      Proxy Card

This Proxy is Solicited on Behalf of the Board of Directors.

The undersigned  hereby appoints Heidi S. Brommer,  James A. Mitchell and Eileen
J. Newhouse, or any one of them, as proxies, with full power of substitution, to represent and to vote all of the shares of the undersigned at the special meeting to be held on May 9, 2000, and any adjournment thereof.

TO HAVE YOUR VOTE COUNTED, YOU MUST SIGN, DATE AND RETURN THIS PROXY. IT WILL BE VOTED AS MARKED, OR IF NOT MARKED, WILL BE VOTED "FOR" THE PROPOSAL.

                                               THE BOARD RECOMMENDS A VOTE
                                                    "FOR" THE PROPOSAL.




                                          _____________________________________
                                                    Signature(s)

                                         Date ______________________, 2000

                                         Owners please sign as names appear at
                                         left. Executors, administrators,
                                         trustees, etc., should indicate
                                         position when signing.


Proxy Card Back

Vote on Proposal

Approve the Agreement and Plan of Reorganization between the Strategist Fund and the AXP Fund providing for the acquisition of all of the assets of the Strategist Fund by the AXP Fund in exchange for Class A shares of the AXP Fund and assumption by the AXP Fund of the liabilities of the Strategist Fund, to be followed by distribution of those Class A shares to the shareholders of the Strategist Fund and the subsequent termination of the Strategist Fund.

For _____                  Against  _____            Abstain _____

                       Statement of Additional Information

                                 April 14, 2000

AXP Mutual
AXP Stock
AXP Diversified Equity Income
AXP Emerging Markets
AXP Federal Income
AXP Growth
AXP New Dimensions
AXP Extra Income
AXP Selective
AXP Research Opportunities
AXP High Yield  Tax-Exempt
AXP Managed  Allocation
AXP Global Growth
AXP Global Bond
AXP Innovations

This statement of additional information ("SAI") covers each of the funds listed above (each an "AXP Fund") and consists of this cover page and the following information:

1. The AXP Fund's most recent SAI, dated as shown in the table below, which has been previously filed and is incorporated by reference.

2. The AXP Fund's most recent annual report and semi-annual report to shareholders, if a semi-annual report has been issued subsequent to the date of the most recent annual report, for the period shown in the table below, which have been previously filed and are incorporated by reference.

3. The Strategist Fund's most recent SAI, dated as shown in the table below, which has been previously filed and is incorporated by reference.

4. The Strategist Fund's most recent annual report and, if applicable, semi-annual report to shareholders, for the period shown in the table below, which have been previously filed and are incorporated by reference.

This SAI is not a prospectus. It should be read in conjunction with the proxy statement/prospectus, which may be obtained by calling 1-800-___-____ or writing
____________________________.


---------------------------------------- ------------------ -------------------- -------------------
                                                             Annual Report         Semi-Annual
                Fund                          SAI             (for period            Report
                                            (dated)              ended)          (if applicable)
                                                                                   (for period
                                                                                     ended)
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
Strategist Balanced                         11/29/99            9/30/99                NA
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
AXP Mutual                                  11/29/99            9/30/99                NA
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------

---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
Strategist Equity                           11/29/99            9/30/99                NA
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
AXP Stock                                   11/29/99            9/30/99                NA
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------

---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
Strategist Equity Income                    11/29/99            9/30/99                NA
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
AXP Diversified Equity Income               11/29/99            9/30/99                NA
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------

---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
Strategist Emerging Markets                 12/30/99            10/31/99               NA
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
AXP Emerging Markets                        12/30/99            10/31/99               NA
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------

---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
Strategist Government Income                7/30/99             5/31/99             11/30/99
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
AXP Federal Income                          7/30/99             5/31/99             11/30/99
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------

---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
Strategist Growth                           9/29/99             7/31/99              1/31/00
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
AXP Growth                                  9/29/99             7/31/99              1/31/00
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------

---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
Strategist Growth Trends                    9/29/99             7/31/99              1/31/00
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
AXP New Dimensions                          9/29/99             7/31/99              1/31/00
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------

---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
Strategist High Yield                       7/30/99             5/31/99             11/30/99
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
AXP Extra Income                            7/30/99             5/31/99             11/30/99
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------

---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
Strategist Quality Income                   7/30/99             5/31/99             11/30/99
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
AXP Selective                               7/30/99             5/31/99             11/30/99
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------

---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
Strategist Special Growth                   9/29/99             7/31/99              1/31/00
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
AXP Research Opportunities                  9/29/99             7/31/99              1/31/00
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------

---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
Strategist Tax-Free High Yield              1/28/00             11/30/99               NA
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
AXP High Yield Tax-Exempt                   1/28/00             11/30/99               NA
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------

---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
Strategist Total Return                     11/29/99            9/30/99                NA
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
AXP Managed Allocation                      11/29/99            9/30/99                NA
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------

---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
Strategist World Growth                     12/30/99            10/31/99               NA
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
AXP Global Growth                           12/30/99            10/31/99               NA
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------

---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
Strategist World Income                     12/30/99            10/31/99               NA
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
AXP Global Bond                             12/30/99            10/31/99               NA
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------

---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
Strategist World Technologies               12/30/99            10/31/99               NA
---------------------------------------- ------------------ -------------------- -------------------
---------------------------------------- ------------------ -------------------- -------------------
AXP Innovations                             12/30/99            10/31/99               NA
---------------------------------------- ------------------ -------------------- -------------------


PART C. OTHER INFORMATION

Item 15. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16.      Exhibits

(1) Articles of Incorporation amended November 13, 1991, filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 87 to Registration Statement No. 2-11328 are incorporated by reference.

(2) By-laws, as amended January 10, 1996, filed electronically as Exhibit 2 Post-Effective Amendment No. 80 to Registration Statement No. 2-11328 are incorporated by reference.

(3)  Voting Trust Agreement:  Not Applicable.

(4) Form of Agreement and Plan of Reorganization, dated March 10, 2000, filed electronically herewith as Exhibit 1 to Part A of this Registration Statement.

(5) IDS Mutual's stock certificate, filed as Exhibit No. 3 to Registrant's Form N-1Q for the calendar quarter ended September 30, 1976 is incorporated by reference.

(6) Investment Management Services Agreement dated July 1, 1999, between Growth and Income Trust and American Express Financial Corporation, is incorporated by reference to Exhibit (d) to Growth and Income Trust Post-Effective Amendment No. 6 to Registration Statement No. 811-7393 filed on or about Nov. 29, 1999.

(7) Distribution Agreement, dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc. Post-Effective Amendment No. 22, to Registration Statement File No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(8) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(9)(a) Custodian Agreement between Registrant and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 97 to Registration Statement No. 2-11328 is incorporated by reference.

(9)(b) Custodian Agreement Amendment between IDS International Fund, Inc. and American Express Trust Company, dated October 9, 1997, filed electronically on or about December 23, 1997 as Exhibit 8(c) to IDS International Fund, Inc.'s Post-Effective Amendment No. 26 to Registration Statement No. 2-92309, is incorporated by reference. Registrant's Custodian Agreement Amendment differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(9)(c) Custodian Agreement, dated May 13, 1999, between American Express Trust Company and The Bank of New York is incorporated by reference to Exhibit
     (g)(3) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement File No. 2-93745 filed on or about May 24, 1999.

(9)(d) Addendum to the Custodian Agreement between IDS Investment Series, Inc., American Express Trust Company and American Express Financial Corporation dated May 13, 1996 filed electronically as Exhibit 8(c) to Registrant's Post-Effective Amendment No. 97 to Registration Statement No. 2-11328 is incorporated by reference.

(10)(a) Plan and Agreement of Distribution dated July 1, 1999 between AXP Discovery Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc. Post-Effective Amendment No. 36 to Registration Statement File No. 2-72174 filed on or about July 30, 1999. Registrant's Plan and Agreement of Distribution differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(10)(b) Rule 18f-3 Plan, dated April 1999, is incorporated by reference to Exhibit (o) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement File No. 2-93745 filed on or about May 24, 1999.

(11) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(12) Tax Opinion to be filed by amendment.

(13)(a) Administrative Service Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as
     Exhibit 9(e) to Registrant's Post-Effective Amendment No. 97 to Registration Statement No. 2-11328 is incorporated by reference.

(13)(b) Agreement and Declaration of Unitholders between IDS Investment Series, Inc. on behalf of IDS Mutual and Strategist Growth and Income Fund, Inc. on behalf of Strategist Balanced Fund dated May 13, 1996, filed electronically as Exhibit 9(f) to Registrant's Post-Effective Amendment No. 97 to Registration Statement No. 2-11328 is incorporated by reference.

(13)(c) Agreement and Declaration of Unitholders between IDS Investment Series, Inc. on behalf of IDS Diversified Equity Income Fund and Strategist Growth and Income Fund, Inc. on behalf of Strategist Equity Income Fund dated May 13, 1996, filed electronically as Exhibit 9(g) to Registrant's Post-Effective Amendment No. 97 to Registration Statement No. 2-11328 is incorporated by reference.

(13)(d) License Agreement between Registrant and IDS Financial Corporation dated January 25, 1988 filed as Exhibit No. 9(d) to Registrant's Post-Effective Amendment No. 80 to Registration Statement No. 2-11328 is incorporated by reference.

(13)(e) License Agreement, dated June 17, 1999, between the American Express Funds and American Express Company, filed electronically on or about September 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(13)(f) Plan and Agreement of Merger between IDS Mutual Minnesota, Inc. and IDS Mutual, Inc. dated April 10, 1986, filed as Exhibit 9 to Post-Effective Amendment No. 70 is incorporated by reference.

(13)(g) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(13)(h) Transfer Agency Agreement dated Feb. 1, 1999, between Registrant and American Express Client Service Corporation, is incorporated by reference to Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 100 filed on or about Sept. 24, 1999.

(14) Independent Auditors' Consent to be filed by amendment.

(15) Omitted Financial Statements: Not Applicable.

(16)(a) Directors' Power of Attorney to sign Amendments to this Registration Statement, dated January 13, 2000, is filed electronically herewith.

(16)(b) Officers' Power of Attorney to sign Amendments to this Registration Statement dated January 13, 2000, is filed electronically herewith.

(16)(c) Trustees' Power of Attorney to sign Amendments to this Registration Statement, dated January 13, 2000, is filed electronically herewith.

(16)(d) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated January 13, 2000, is filed electronically herewith.

(17) Additional Exhibits: Not Applicable.

Item 17.  Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file by Post-Effective Amendment an Opinion of Counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Minneapolis and the State of Minnesota on the 13th day of March, 2000.

AXP INVESTMENT SERIES, INC.



By /s/   Arne H. Carlson**
         Arne H. Carlson, Chief Executive Officer



By /s/   John M. Knight
         John M. Knight, Treasurer


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 13th day of March, 2000.

Signature                                            Capacity

_____________________________                        Director
     Peter J. Anderson

/s/  H. Brewster Atwater, Jr.*                       Director
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Chairman
     Arne H. Carlson                                 of the Board

/s/  Lynne V. Cheney*                                Director
     Lynne V. Cheney

/s/  David R. Hubers*                                Director
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
     Heinz F. Hutter

Signature                                            Capacity

/s/  Anne P. Jones*                                  Director
     Anne P. Jones

/s/  William R. Pearce*                              Director
     William R. Pearce

/s/ Alan K. Simpson*                                 Director
    Alan K. Simpson

/s/  John R. Thomas*                                 Director
     John R. Thomas

/s/  C. Angus Wurtele*                               Director
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney, dated January 13, 2000, filed electronically herewith as Exhibit (16)(a), by:



/s/  Leslie L. Ogg
     Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney,  dated January 13, 2000, filed electronically herewith as Exhibit (16)(b), by:



/s/  Leslie L. Ogg
     Leslie L. Ogg

                                   SIGNATURES

As required by the Securities Act of 1933, GROWTH AND INCOME TRUST consents to the filing of this Registration Statement signed on behalf of the Registrant, in the City of Minneapolis and State of Minnesota on the 13th day of March, 2000.

                                             GROWTH AND INCOME TRUST

                                             By /s/   Arne H. Carlson****
                                                      Arne H. Carlson
                                                      Chief Executive Officer



                                           /s/ John M. Knight
                                               John M. Knight
                                               Treasurer


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 13th day of March, 2000.

Signature                                            Capacity

___________________________                          Trustee
     Peter J. Anderson

/s/  H. Brewster Atwater, Jr.***                     Trustee
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson***                              Chairman
     Arne H. Carlson                                 of the Board

/s/  Lynne V. Cheney***                              Trustee
     Lynne V. Cheney

/s/  David R. Hubers***                              Trustee
     David R. Hubers

/s/  Heinz F. Hutter***                              Trustee
     Heinz F. Hutter

/s/  Anne P. Jones***                                Trustee
     Anne P. Jones

/s/  William R. Pearce***                            Trustee
     William R. Pearce

/s/ Alan K. Simpson***                               Trustee
    Alan K. Simpson

Signature                                            Capacity

/s/  John R. Thomas***                               Trustee
     John R. Thomas

/s/  C. Angus Wurtele***                             Trustee
     C. Angus Wurtele


***Signed pursuant to Trustees' Power of Attorney dated January 13, 2000, filed electronically herewith as Exhibit (16)(c), by:




/s/  Leslie L. Ogg
     Leslie L. Ogg

****Signed pursuant to Officers' Power of Attorney dated January 13, 2000, filed electronically herewith as Exhibit (16)(d), by:




/s/  Leslie L. Ogg
     Leslie L. Ogg

CONTENTS OF THIS REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Part A:

        The prospectus.

Part B:

        The Statement of Additional Information.


Part C:

        Other information.

        Exhibits.

        Undertakings.

The signatures.